UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

Equity Series	March 31, 2012

T. Rowe Price Equity Income Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 93.3%		
CONSUMER DISCRETIONARY 12.3%		
Automobiles 0.8%		
General Motors (1)	90,100	2,311
Harley-Davidson	117,700	5,777
		8,088
Distributors 0.5%		
Genuine Parts	87,650	5,500
		5,500
Diversified Consumer Services 0.1%		
H&R Block	94,400	1,555
		1,555
Hotels, Restaurants & Leisure 0.9%		
Carnival	122,100	3,917
Marriott, Class A	134,545	5,092
		9,009
Household Durables 1.1%		
Whirlpool	143,700	11,045
		11,045
Leisure Equipment & Products 1.3%		
Hasbro	90,900	3,338
Mattel	293,500	9,879
		13,217
Media 5.3%		
Cablevision, Class A	248,800	3,653
Comcast, Class A	228,700	6,863
Madison Square Garden (1)	91,100	3,116
McGraw-Hill	184,500	8,943
New York Times, Class A (1)	329,000	2,234

Time Warner	369,066	13,932
Walt Disney	287,400	12,582
WPP (GBP)	256,975	3,512
		54,835
Multiline Retail 1.3%		
Kohl's	139,700	6,989
Macy's	164,300	6,528
		13,517
Specialty Retail 1.0%		
Home Depot	61,600	3,099
Staples	420,800	6,808
Tiffany	11,600	802
		10,709
Total Consumer Discretionary		127,475
CONSUMER STAPLES 6.6%		
Beverages 1.3%		
Beam	10,700	627
Molson Coors Brewing, Class B	85,000	3,846
PepsiCo	129,300	8,579
		13,052
Food Products 2.6%		
Archer-Daniels-Midland	244,300	7,735
Campbell Soup	244,700	8,283
ConAgra	238,600	6,266
Hershey Foods	10,900	668
McCormick	83,100	4,523
		27,475
Household Products 2.0%		
Clorox	142,400	9,790

Kimberly-Clark	153,000	11,305
		21,095
Personal Products 0.7%		
Avon	358,700	6,945
		6,945
Total Consumer Staples		68,567
ENERGY 12.7%		
Energy Equipment & Services 1.6%		
Diamond Offshore Drilling	112,600	7,516
Schlumberger	124,300	8,692
		16,208
Oil, Gas & Consumable Fuels 11.1%		
Anadarko Petroleum	137,200	10,748
BP, ADR	140,396	6,318
Chevron	253,152	27,148
ConocoPhillips	71,900	5,465
CONSOL Energy	209,700	7,151
ExxonMobil	261,722	22,699
Murphy Oil	200,600	11,288
Petrobras, ADR	81,800	2,173
Royal Dutch Shell, ADR	251,100	17,610
Spectra Energy	161,250	5,087
		115,687
Total Energy		131,895
FINANCIALS 19.8%		
Capital Markets 2.5%		
Bank of New York Mellon	252,400	6,090
Legg Mason	249,600	6,971

Morgan Stanley	143,400	2,816
Northern Trust	185,300	8,793
Och-Ziff Capital Management, Partnership	179,900	1,670
		26,340
Commercial Banks 5.4%		
PNC Financial Services Group	140,200	9,041
Regions Financial	483,900	3,189
SunTrust	323,200	7,812
U.S. Bancorp	533,000	16,885
Wells Fargo	568,820	19,420
		56,347
Consumer Finance 3.3%		
American Express	354,000	20,483
Capital One Financial	124,400	6,934
SLM Corporation	434,100	6,841
		34,258
Diversified Financial Services 4.2%		
Bank of America	1,063,575	10,178
JPMorgan Chase	618,141	28,422
NYSE Euronext	155,100	4,655
		43,255
Insurance 3.9%		
Allstate	337,400	11,107
Chubb	65,700	4,541
Lincoln National	223,247	5,885
Loews	64,300	2,564
Marsh & McLennan	335,200	10,991
Sun Life Financial	177,600	4,207
XL Group	43,000	933
		40,228

Real Estate Investment Trusts (REITs) 0.5%		
Weyerhaeuser, REIT	220,992	4,844
		4,844
Total Financials		205,272
HEALTH CARE 6.5%		
Biotechnology 0.7%		
Amgen	112,500	7,649
		7,649
Health Care Providers & Services 0.5%		
Quest Diagnostics	89,000	5,442
		5,442
Life Sciences Tools & Services 1.0%		
Thermo Fisher Scientific	173,900	9,805
		9,805
Pharmaceuticals 4.3%		
Bristol Myers Squibb	257,900	8,704
Johnson & Johnson	199,900	13,185
Merck	291,400	11,190
Pfizer	530,214	12,015
		45,094
Total Health Care		67,990
INDUSTRIALS & BUSINESS SERVICES 13.4%		
Aerospace & Defense 3.5%		
Boeing	117,700	8,753
Harris	230,100	10,373
Honeywell International	190,500	11,630

ITT	65,200	1,496
		18,886
Total Industrials & Business Services		139,094
INFORMATION TECHNOLOGY 6.1%		
Communications Equipment 1.0%		
Cisco Systems	421,300	8,911
Nokia, ADR	229,000	1,257
		10,168
Computers & Peripherals 0.7%		
Hewlett-Packard	318,100	7,580
		7,580
Electronic Equipment, Instruments & Components 0.6%		
Corning	354,100	4,986
First Solar (1)	49,000	1,227
		6,213
IT Services 0.7%		
Computer Sciences	251,700	7,536
		7,536
Semiconductor & Semiconductor Equipment 1.6%		
Analog Devices	178,400	7,208
Applied Materials	485,700	6,042
Texas Instruments	113,000	3,798
		17,048
Software 1.5%		
Microsoft	464,500	14,980
		14,980
Total Information Technology		63,525

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of March 30, 2012, the last business day in the fund’s fiscal period ended March 31, 2012. Some foreign markets were open between March 30 and the close of the fund’s reporting period on March 31, but any differences in values and foreign exchange rates subsequent to March 30 through March 31 were immaterial to the fund’s financial statements.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $927,924,000. Net unrealized gain aggregated $86,042,000 at period-end, of which $190,479,000 related to appreciated investments and $104,437,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 94.5%		
CONSUMER DISCRETIONARY 12.7%		
Diversified Consumer Services 0.8%		
Apollo Group, Class A (1)	21,000	811
Strayer Education	4,800	453
		1,264
Hotels, Restaurants & Leisure 2.5%		
Carnival	10,600	340
Panera Bread, Class A (1)	4,500	724
Starbucks	13,900	777
Tim Hortons	36,000	1,927
		3,768
Household Durables 1.6%		
Harman International	51,900	2,429
		2,429
Internet & Catalog Retail 0.8%		
Amazon.com (1)	4,400	891
Groupon (1)	14,500	267
		1,158
Media 3.4%		
DIRECTV (1)	38,600	1,904
Omnicom	10,400	527
Regal Entertainment Group, Class A	72,800	990
Walt Disney	37,000	1,620
		5,041
Multiline Retail 1.0%		
Dollar General (1)	19,000	878
Kohl's	13,900	695
		1,573

Specialty Retail 1.1%		
GameStop	46,200	1,009
Lowe's	18,500	581
		1,590
Textiles, Apparel & Luxury Goods 1.5%		
Deckers Outdoor (1)	21,900	1,381
Fossil (1)	3,900	515
Michael Kors Holdings (1)	6,400	298
		2,194
Total Consumer Discretionary		19,017
CONSUMER STAPLES 1.3%		
Beverages 0.1%		
PepsiCo	2,300	152
		152
Food & Staples Retailing 0.1%		
Costco Wholesale	800	73
		73
Household Products 1.1%		
Procter & Gamble	24,700	1,660
		1,660
Total Consumer Staples		1,885
ENERGY 3.2%		
Energy Equipment & Services 0.8%		
Carbo Ceramics (2)	6,500	685
Noble	6,900	259
Schlumberger	3,270	229
		1,173

Oil, Gas & Consumable Fuels 2.4%		
Anadarko Petroleum	9,700	760
Arch Coal	25,526	273
Cimarex Energy	9,200	694
EOG Resources	8,100	900
Southwestern Energy (1)	32,400	992
		3,619
Total Energy		4,792
FINANCIALS 5.3%		
Capital Markets 1.0%		
Goldman Sachs	6,000	747
TD Ameritrade Holding	41,500	819
		1,566
Commercial Banks 0.6%		
U.S. Bancorp	30,000	950
		950
Diversified Financial Services 2.9%		
CME Group	7,600	2,199
IntercontinentalExchange (1)	9,200	1,264
Moody's	19,600	825
		4,288
Insurance 0.3%		
Brown & Brown	17,400	414
		414
Real Estate Investment Trusts (REITs) 0.5%		
American Tower, REIT	11,800	744
		744
Total Financials		7,962

HEALTH CARE 16.4%

Biotechnology 1.8%		
Alkermes (1)	23,100	429
Amgen	11,900	809
Celgene (1)	4,700	364
Gilead Sciences (1)	21,100	1,031
Human Genome Sciences (1)	12,300	101
		2,734
Health Care Equipment & Supplies 4.9%		
Baxter International	24,900	1,488
Covidien	26,600	1,454
DENTSPLY International	47,100	1,890
IDEXX Laboratories (1)	9,200	805
Straumann (CHF) (1)	2,466	420
Stryker	22,500	1,248
		7,305
Health Care Providers & Services 5.5%		
AmerisourceBergen	43,400	1,722
Henry Schein (1)	23,700	1,794
Laboratory Corporation of America (1)	17,300	1,584
Medco (1)	12,000	843
UnitedHealth Group	29,000	1,709
WellPoint	8,600	635
		8,287
Health Care Technology 1.2%		
Allscripts Healthcare Solutions (1)	84,600	1,404
SXC Health Solutions (1)	6,000	450
		1,854
Life Sciences Tools & Services 2.7%		
Covance (1)	24,200	1,153

Illumina (1)	13,800	726
Thermo Fisher Scientific	38,100	2,148
		4,027
Pharmaceuticals 0.3%		
Elan, ADR (1)	27,700	416
		416
Total Health Care		24,623
INDUSTRIALS & BUSINESS SERVICES 17.5%		
Aerospace & Defense 1.9%		
Boeing	18,500	1,376
Lockheed Martin	6,200	557
United Technologies	11,600	962
		2,895
Air Freight & Logistics 4.2%		
C.H. Robinson Worldwide	23,700	1,552
Expeditors International of Washington	15,000	698
UPS, Class B	50,600	4,084
		6,334
Commercial Services & Supplies 1.0%		
Clean Harbors (1)	11,100	748
Stericycle (1)	9,700	811
		1,559
Construction & Engineering 0.7%		
Quanta Services (1)	50,800	1,062
		1,062
Electrical Equipment 1.8%		
Cooper Industries	16,100	1,030
Emerson Electric	18,500	965

Hubbell, Class B	8,600	676
		2,671
Industrial Conglomerates 0.4%		
McDermott International (1)	46,200	592
		592
Machinery 3.8%		
Gardner Denver	22,600	1,424
Lindsay	7,400	491
Robbins & Myers	23,100	1,202
Valmont Industries	21,300	2,501
		5,618
Professional Services 0.9%		
Equifax	28,700	1,270
		1,270
Road & Rail 0.7%		
J.B. Hunt Transport Services	20,200	1,098
		1,098
Trading Companies & Distributors 2.1%		
Fastenal	57,900	3,132
		3,132
Total Industrials & Business Services		26,231
INFORMATION TECHNOLOGY 32.1%		
Communications Equipment 2.3%		
Aruba Networks (1)	23,100	514
Juniper Networks (1)	55,600	1,272
Qualcomm	21,300	1,449
Research In Motion (1)	14,800	218
		3,453

Computers & Peripherals 5.4%		
Apple (1)	13,500	8,093
		8,093
Electronic Equipment, Instruments & Components 0.4%		
Corning	46,200	651
		651
Internet Software & Services 5.3%		
eBay (1)	63,900	2,357
Facebook, Class A, Acquisition Date: 8/12 – 12/29/11 Acquisition Cost $442 (1)(3)	14,889	464
Facebook, Class B, Acquisition Date: 3/31 – 5/19/11 Acquisition Cost $501 (1)(3)	20,040	624
Google, Class A (1)	6,100	3,912
LinkedIn (1)	4,400	449
Twitter, Acquisition Date: 9/13/11, Acquisition Cost $89 (1)(3)	5,533	88
		7,894
IT Services 6.3%		
Amdocs (1)	56,900	1,797
Fiserv (1)	35,700	2,477
Global Payments	37,000	1,669
Iron Mountain	55,350	1,594
MasterCard, Class A	800	336
Vantiv, Class A (1)	22,400	440
Western Union	64,600	1,137
Xoom, Acquisition Date: 8/26/10, Acquisition Cost $8 (1)(3)	7,049	8
		9,458
Semiconductor & Semiconductor Equipment 2.4%		
Broadcom, Class A	38,400	1,509
Cree (1)	13,300	421
Marvell Technology Group (1)	62,900	989

Texas Instruments	20,800	699
		3,618
Software 10.0%		
Adobe Systems (1)	41,500	1,424
Ariba (1)	42,500	1,390
Check Point Software Technologies (1)	6,200	396
Electronic Arts (1)	43,400	715
Fortinet (1)	20,700	572
Informatica (1)	28,900	1,529
Microsoft	58,900	1,899
Nuance Communications (1)	98,800	2,527
Oracle	39,200	1,143
Salesforce.com (1)	8,100	1,252
TIBCO Software (1)	45,800	1,397
Zynga, Acquisition Date: 2/18/11, Acquisition Cost $215 (1)(3)	15,344	192
Zynga (1)	34,300	451
		14,887
Total Information Technology		48,054
MATERIALS 6.0%		
Chemicals 5.3%		
Ecolab	16,200	1,000
Lyondellbasell Industries, Class A	18,400	803
Monsanto	32,300	2,576
Mosaic	9,500	525
Potash Corporation of Saskatchewan	45,100	2,061
Praxair	7,900	906
		7,871
Metals & Mining 0.7%		
Eldorado Gold	49,900	685

IT Services 0.2%		
Xoom, Acquisition Date: 12/21/09 - 11/10/11 Acquisition Cost $326 (1)(3)	113,850	326
		326
Total Convertible Preferred Stocks (Cost $994)		967
SHORT-TERM INVESTMENTS 5.6%		
Money Market Funds 5.6%		
T. Rowe Price Reserve Investment Fund, 0.09% (4)(5)	8,319,011	8,319
Total Short-Term Investments (Cost $8,319)		8,319
SECURITIES LENDING COLLATERAL 0.2%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%		
Money Market Funds 0.2%		
T. Rowe Price Reserve Investment Fund, 0.09% (4)(5)	220,064	220
Total Investments through Securities Lending Program with State Street Bank and Trust Company		220
Total Securities Lending Collateral (Cost $220)		220
Total Investments in Securities		
100.9% of Net Assets (Cost $121,354)		$ 151,070

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) All or a portion of this security is on loan at March 31, 2012. See Note 3.

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $2,343 and represents 1.6% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Values in the accompanying Portfolio of Investments are as of March 30, 2012, the last business day in the fund’s fiscal period ended March 31, 2012. Some foreign markets were open between March 30 and the close of the fund’s reporting period on March 31, but any differences in values and foreign exchange rates subsequent to March 30 through March 31 were immaterial to the fund’s financial statements.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at March 31, 2012, totaled $(100,000) for the three months ended March 31, 2012.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying portfolio of investments, but collateral received in the form of securities are not. At March 31, 2012, the value of cash collateral investments was $220,000 and the value of loaned securities was $223,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $121,354,000. Net unrealized gain aggregated $29,716,000 at period-end, of which $33,331,000 related to appreciated investments and $3,615,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 58.5%		
CONSUMER DISCRETIONARY 9.6%		
Auto Components 0.3%		
Aisin Seiki (JPY)	2,300	82
Autoliv, GDR (SEK)	985	66
GKN (GBP)	24,957	82
Johnson Controls	3,300	107
Koito Manufacturing (JPY)	1,800	30
Strattec Security	100	2
TRW (1)	300	14
		383
Automobiles 0.8%		
BMW (EUR)	1,797	162
General Motors (1)	11,500	295
Harley-Davidson (2)	1,600	78
Honda (JPY)	5,400	208
Nissan Motor (JPY) (2)	11,800	126
Tesla Motors (1)	70	3
Toyota Motor (JPY)	7,100	309
		1,181
Distributors 0.0%		
Pool	637	24
		24
Diversified Consumer Services 0.1%		
Benesse Holdings (JPY)	1,900	95
Weight Watchers	300	23
		118
Hotels, Restaurants & Leisure 2.3%		
Accor (EUR)	2,989	107
BJ's Restaurants (1)	660	33
Brinker	900	25
Carnival (2)	14,000	449

Chipotle Mexican Grill (1)	600	251
Compass Group (GBP)	14,103	148
Gaylord Entertainment (1)	600	18
Jack In the Box (1)	1,300	31
Las Vegas Sands	8,000	461
Marriott, Class A (2)	8,105	307
McDonald's	2,500	245
Panera Bread, Class A (1)	130	21
Red Robin Gourmet Burgers (1)	400	15
Sonic (1)	1,805	14
Starbucks (2)	15,000	838
Starwood Hotels & Resorts Worldwide	5,100	288
The Cheesecake Factory (1)	800	24
Tim Hortons	100	5
Wynn Resorts	250	31
Yum! Brands	4,300	306
		3,617
Household Durables 0.2%		
Ethan Allen Interiors	200	5
Libbey (1)	500	6
Makita (JPY) (2)	1,200	48
Meritage (1)	800	22
PDG Realty (BRL)	17,900	62
Persimmon (GBP)	17,017	174
Standard Pacific (1)	1,100	5
		322
Internet & Catalog Retail 1.5%		
Amazon.com (1)(2)	5,800	1,175
Groupon (1)	2,400	44
HSN	700	27
Liberty Interactive (1)	6,200	118

priceline.com (1)	1,400	1,004
		2,368
Leisure Equipment & Products 0.1%		
Brunswick	2,700	70
Nikon (JPY) (2)	4,000	122
		192
Media 1.9%		
Aegis Group (GBP)	15,644	46
Charter Communications, Class A (1)	1,000	63
Comcast, Class A1	3,400	102
Comcast, Class A2	8,100	239
Discovery Communications, Class C (1)	10,650	499
Informa (GBP)	15,624	110
Jupiter Telecommunications (JPY)	122	122
Knology (1)	800	15
Madison Square Garden (1)	375	13
Meredith	600	19
Omnicom (2)	1,500	76
Pandora Media (1)	700	7
Scholastic	474	17
Television Broadcasts (HKD)	11,000	74
Time Warner	8,400	317
Time Warner Cable, Class A (2)	5,000	408
Walt Disney (2)	11,800	517
WPP (GBP)	17,239	236
		2,880
Multiline Retail 0.5%		
Dollar Tree (1)	300	28
Kohl's (2)	7,850	393
Lojas Renner (BRL)	1,900	65
Parkson Retail (HKD) (2)	75,500	86

PPR (EUR)	957	164
		736
Specialty Retail 0.8%		
American Eagle Outfitters	600	10
ANN (1)	1,680	48
Bed Bath & Beyond (1)	1,800	118
Chico's	1,000	15
Christopher & Banks	475	1
Esprit Holdings (HKD)	9,874	20
Express (1)	800	20
Francesca's Holdings (1)	900	29
hhgregg (1)	800	9
Hibbett Sports (1)	560	31
Home Depot	900	45
Hot Topic	1,500	15
Inditex (EUR)	1,155	111
Kingfisher (GBP)	30,666	150
Lowe's	2,300	72
MarineMax (1)	600	5
Monro Muffler Brake	950	39
O'Reilly Automotive (1)(2)	3,000	274
Pier 1 Imports (1)	1,000	18
Rue21 (1)	600	18
Teavana Holdings (1)	100	2
The Limited (2)	1,600	77
Tiffany	360	25
Zhongsheng Group Holdings (HKD) (2)	29,000	57
Zumiez (1)	1,100	40
		1,249
Textiles, Apparel & Luxury Goods 1.1%		
Carters (1)	300	15
Coach	3,200	247

Fossil (1)	2,500	330
Nike, Class B	3,400	369
PVH	1,700	152
Ralph Lauren	2,000	348
Richemont, Class A (CHF)	3,812	239
Under Armour (1)	200	19
Vera Bradley (1)	100	3
		1,722
Total Consumer Discretionary		14,792
CONSUMER STAPLES 2.2%		
Beverages 0.6%		
Coca-Cola	50	4
Dr Pepper Snapple	1,300	52
Kirin Holdings (JPY)	12,000	156
Monster Beverage (1)	1,100	68
PepsiCo	6,400	425
Pernod-Ricard (EUR)	2,031	213
		918
Food & Staples Retailing 0.5%		
Costco Wholesale	100	9
FamilyMart (JPY)	2,800	119
Fresh Market (1)	700	33
Kroger	5,700	138
Tesco (GBP)	63,628	336
The Pantry (1)	520	7
Whole Foods Market	2,600	216
		858
Food Products 0.8%		
Archer-Daniels-Midland	6,200	196
Dean Foods (1)	900	11

Flowers Foods	500	10
House Foods (JPY) (2)	1,400	24
Kellogg (2)	1,800	97
Nestle (CHF)	9,407	592
Seneca Foods, Class B (1)	70	2
Treehouse Foods (1)	500	30
Unilever (GBP)	7,736	255
		1,217
Household Products 0.1%		
Procter & Gamble	1,225	82
		82
Personal Products 0.2%		
Avon	9,200	178
L'Oreal (EUR)	1,004	124
		302
Total Consumer Staples		3,377
ENERGY 4.8%		
Energy Equipment & Services 1.2%		
Baker Hughes	900	38
Cameron International (1)(2)	3,900	206
China Oilfield Services, H Shares (HKD)	74,000	106
FMC Technologies (1)	2,800	141
Fugro, GDS (EUR)	578	41
Gulf Island Fabrication	600	17
Halliburton	200	7
ION Geophysical (1)	1,400	9
Key Energy Services (1)	900	14
Modec (JPY)	1,400	29
Noble (2)	5,500	206
Saipem (EUR)	1,878	97

Schlumberger	9,600	671
Superior Energy (1)	367	10
Union Drilling (1)	100	1
Weatherford International (1)	14,800	223
WorleyParsons (AUD)	1,337	40
		1,856
Oil, Gas & Consumable Fuels 3.6%		
Beach Energy (AUD)	79,486	121
Beach Energy, New Shares (AUD) (1)	7,957	12
BG Group (GBP)	7,466	173
Bill Barrett (1)	1,200	31
Bonanza Creek Energy (1)	100	2
BP (GBP)	6,352	47
BP, ADR	3,000	135
Chevron	5,700	611
Clayton Williams Energy (1)	300	24
Cloud Peak Energy (1)	1,300	21
Concho Resources (1)	2,000	204
CONSOL Energy (2)	5,400	184
Contango Oil & Gas (1)	400	24
Devon Energy	2,400	171
Eni (EUR)	17,294	406
EOG Resources	2,400	267
EQT	1,500	72
Forest Oil (1)	700	8
Geomet (1)	1,300	1
Goodrich Petroleum (1)	900	17
Hess	200	12
Lone Pine Resources (1)	428	3
Newfield Exploration (1)	3,500	121
Nexen	16,400	301
Oasis Petroleum (1)	1,600	49
Occidental Petroleum	1,500	143

Peabody Energy	700	20
Petrobras, ADR	4,200	107
Pioneer Natural Resources (2)	1,200	134
QEP Resources (2)	1,000	31
Range Resources	1,300	76
Royal Dutch Shell, B Shares (GBP)	4,271	150
Royal Dutch Shell, B Shares, ADR	5,100	360
Solazyme (1)	400	6
Southwestern Energy (1)(2)	2,100	64
Spectra Energy (2)	14,600	461
Statoil (NOK)	10,337	281
Swift Energy (1)	600	17
Valero Energy	11,900	307
Venoco (1)	300	3
Westmoreland Coal (1)	300	3
Williams Companies	9,600	296
WPX Energy (1)	5,166	93
		5,569
Total Energy		7,425
FINANCIALS 10.1%		
Capital Markets 1.8%		
Ameriprise Financial	6,920	395
BlackRock	150	31
Charles Schwab (2)	2,650	38
Close Brothers Group (GBP)	3,340	42
Cohen & Steers	600	19
Deutsche Bank (EUR)	2,574	128
E*TRADE Financial (1)	1,500	16
Financial Engines (1)	1,100	25
Franklin Resources (2)	4,700	583
GAM Holding (CHF)	4,807	70
Gleacher (1)	1,200	2

Goldman Sachs	1,000	124
Invesco	14,200	379
KBW	500	9
Lazard, Partnership	3,100	89
Macquarie Group (AUD)	2,952	89
Morgan Stanley	16,700	328
Northern Trust (2)	4,700	223
Penson Worldwide (1)	700	1
Piper Jaffray (1)	300	8
Pzena Investment Management, Class A	100	1
State Street	1,900	86
TD Ameritrade Holding	2,200	43
Waddell & Reed Financial, Class A	600	19
		2,748
Commercial Banks 2.6%		
Australia & New Zealand Banking (AUD)	10,885	262
Banco Santander Brasil, ADR	12,500	115
Barclays, ADR	17,400	264
BNP Paribas (EUR)	3,059	145
China Citic Bank, H Shares (HKD)	113,754	68
DBS Group (SGD)	9,675	109
DNB (NOK)	16,176	208
East West Bancorp	1,050	24
Erste Group Bank (EUR)	1,399	32
First Horizon National (2)	23,778	247
Glacier Bancorp	1,547	23
Intesa Sanpaolo (EUR)	16,190	29
Mitsubishi UFJ Financial (JPY) (2)	20,300	102
Nordea Bank (SEK)	9,621	88
Pinnacle Financial Partners (1)	300	6
PNC Financial Services Group	2,650	171
Prosperity Bancshares	600	28
Regions Financial	41,400	273

Signature Bank (1)	700	44
Societe Generale (EUR)	1,492	44
Standard Chartered (GBP)	8,918	223
Sumitomo Mitsui Trust Holdings (JPY)	36,350	117
SunTrust	5,100	123
Svenska Handelsbanken, A Shares (SEK)	3,535	113
Swedbank (SEK)	10,447	162
Synovus Financial	3,100	6
TCF Financial	1,200	14
Texas Capital Bancshares (1)	760	26
The Bank of Yokohama (JPY)	9,600	48
U.S. Bancorp (2)	21,400	678
Valley National Bancorp	1,491	19
Washington Trust Bancorp	400	10
Wells Fargo	5,900	201
WestAmerica Bank	450	22
Western Alliance Bancorp (1)	2,150	18
Zions Bancorporation	600	13
		4,075
Consumer Finance 0.7%		
American Express	11,450	663
Green Dot, Class A (1)	100	3
SLM Corporation	27,950	440
		1,106
Diversified Financial Services 1.8%		
Bank of America	35,700	342
BM&FBOVESPA (BRL)	15,900	97
Challenger (AUD)	14,704	58
Citigroup	100	4
CME Group (2)	10	3
Deutsche Boerse (EUR)	1,055	71
ING Groep, GDS (EUR) (1)	5,046	42

IntercontinentalExchange (1)	1,500	206
JPMorgan Chase	26,750	1,230
Mitsubishi UFJ Lease & Finance (JPY)	1,950	86
Moody's (2)	11,400	480
NYSE Euronext	4,100	123
		2,742
Insurance 1.9%		
AIA Group (HKD)	32,400	119
Allstate	7,400	244
Aon (2)	2,650	130
Assured Guaranty	5,200	86
AXA (EUR)	13,577	225
Brown & Brown	300	7
Fortegra Financial (1)	500	4
HCC Insurance Holdings	700	22
Infinity Property & Casualty	800	42
Kemper	200	6
Markel (1)	70	31
Marsh & McLennan (2)	4,600	151
MetLife	11,300	422
Munich Re (EUR)	1,070	161
Prudential (GBP)	7,325	88
Prudential Financial	2,400	152
QBE Insurance (AUD)	5,803	85
RLI	300	21
SeaBright Holdings	400	4
Selective Insurance	1,600	28
Sony Financial (JPY)	7,400	133
Sun Life Financial	14,400	341
Sun Life Financial (CAD)	6,100	145
Swiss Life (CHF)	579	69
XL Group	5,900	128
		2,844

Real Estate Investment Trusts (REITs) 1.0%		
Acadia Realty Trust, REIT	500	11
American Tower, REIT	10,100	637
CBL & Associates Properties, REIT	1,680	32
Chesapeake Lodging Trust, REIT	1,100	20
Colony Financial, REIT	400	7
Cousins Properties, REIT	1,244	9
DiamondRock Hospitality, REIT	3,890	40
EastGroup Properties, REIT	660	33
Equity One, REIT	900	18
Essex Property Trust, REIT	90	14
First Potomac Realty Trust, REIT	800	10
General Growth Properties, REIT	6,200	105
Kilroy Realty, REIT	500	23
LaSalle Hotel Properties, REIT	700	20
Parkway Properties, REIT	600	6
Pebblebrook Hotel Trust, REIT	400	9
Starwood Property Trust, REIT	300	6
Unibail-Rodamco, REIT (EUR)	785	157
Westfield Retail Trust, REIT (AUD)	42,411	113
Weyerhaeuser, REIT	10,964	240
		1,510
Real Estate Management & Development 0.3%		
Goldcrest Company (JPY) (2)	1,020	19
Kerry Properties (HKD)	22,500	101
Mitsui Fudosan (JPY)	6,000	116
Soho China (HKD) (2)	152,500	110
St. Joe (1)	2,000	38
		384
Thrifts & Mortgage Finance 0.0%		
BankUnited	900	23
Capitol Federal Financial	1,852	22

MGIC Investment (1)	700	3
Radian	1,400	6
Walker & Dunlop (1)	300	4
		58
Total Financials		15,467

HEALTH CARE 6.9%

Biotechnology 1.5%		
Alexion Pharmaceuticals (1)	2,310	214
Alkermes (1)	1,000	18
AMAG Pharmaceuticals (1)	200	3
Amgen	6,150	418
Biogen Idec (1)	3,100	390
BioMarin Pharmaceutical (1)	400	14
Celgene (1)	5,800	450
CSL (AUD)	3,678	137
Cubist Pharmaceuticals (1)	600	26
Exelixis (1)	1,400	7
Gilead Sciences (1)	10,700	523
Idenix Pharmaceuticals (1)	900	9
Incyte (1)	2,020	39
ONYX Pharmaceuticals (1)	100	4
Regeneron Pharmaceuticals (1)	500	58
Rigel Pharmaceuticals (1)	400	3
Seattle Genetics (1)	400	8
Targacept (1)	100	1
Theravance (1)	200	4
		2,326
Health Care Equipment & Supplies 0.8%		
Accuray (1)	65	1
Angiodynamics (1)	100	1
Baxter International	2,300	138

Cooper Companies	290	24
Covidien	10,650	582
Edwards Lifesciences (1)	470	34
Elekta, B Shares (SEK)	3,163	160
HeartWare International (1)	70	5
Integra LifeSciences (1)	200	7
Intuitive Surgical (1)	10	5
Masimo (1)	30	1
Meridian Bioscience	1,400	27
Stereotaxis (1)	400	—
Steris	500	16
Stryker (2)	2,600	144
Tornier (1)	100	3
Wright Medical Group (1)	800	15
		1,163

Health Care Providers & Services 1.3%

Acadia Healthcare (1)	470	8
AMERIGROUP (1)	900	61
Cardinal Health	4,900	211
Catalyst Health Solutions (1)	470	30
Centene (1)	400	20
Express Scripts Holding (1)	7,600	412
Fresenius (EUR)	1,770	181
HCA Holdings	4,300	106
Health Management (1)	200	1
Healthways (1)	200	1
HMS Holdings (1)	700	22
LifePoint Hospitals (1)	560	22
McKesson	5,500	483
Owens & Minor	570	17
PSS World Medical (1)	300	8
Quest Diagnostics (2)	1,100	67
UnitedHealth Group	2,600	153

Vanguard Health Systems (1)	900	9
WellPoint	3,425	253
		2,065
Health Care Technology 0.0%		
Cerner (1)(2)	100	8
MedAssets (1)	300	4
SXC Health Solutions (1)	150	11
		23
Life Sciences Tools & Services 0.5%		
Bruker (1)	700	11
Thermo Fisher Scientific	12,000	676
		687
Pharmaceuticals 2.8%		
Allergan	2,500	239
Astellas Pharma (JPY) (2)	3,000	124
AVANIR Pharmaceuticals (1)	2,700	9
Bayer (EUR)	2,964	209
Chugai Pharmaceutical (JPY) (2)	2,100	39
GlaxoSmithKline (GBP)	2,840	63
GlaxoSmithKline, ADR	9,400	422
Johnson & Johnson	6,475	427
Medicines Company (1)	700	14
Merck	20,300	780
Optimer Pharmaceuticals (1)	100	1
Pacira Pharmaceuticals (1)	600	7
Perrigo	130	13
Pfizer	62,397	1,414
Roche Holding - Genusscheine (CHF)	703	122
Sanofi (EUR)	6,255	486
Shire, ADR	100	10

XenoPort (1)	200	1
		4,380
Total Health Care		10,644

INDUSTRIALS & BUSINESS SERVICES 7.4%

Aerospace & Defense 1.7%		
American Science Engineering	330	22
Boeing	9,000	669
Harris (2)	1,700	77
Hexcel (1)	1,100	27
Honeywell International	9,500	580
Moog, Class A (1)	400	17
Precision Castparts	2,900	501
Raytheon (2)	3,650	193
Rolls-Royce (GBP) (1)	13,156	171
Teledyne Technologies (1)	300	19
United Technologies	4,800	398
		2,674
Air Freight & Logistics 0.4%		
C.H. Robinson Worldwide (2)	100	7
Expeditors International of Washington	2,500	116
FedEx	5,600	515
UTi Worldwide	800	14
		652
Airlines 0.3%		
Allegiant Travel (1)	370	20
Southwest Airlines	16,650	137
United Continental (1)	16,600	357
		514
Building Products 0.0%		
A.O. Smith	120	6

American Woodmark	500	9
Gibraltar Industries (1)	350	5
Lennox International	300	12
Quanex Building Products	1,200	21
		53

Commercial Services & Supplies 0.1%

American Reprographics (1)	1,500	8
Consolidated Graphics (1)	200	9
Knoll	900	15
Mine Safety Appliances	800	33
Multi-Color	620	14
Team (1)	300	9
Waste Connections	875	29
		117

Construction & Engineering 0.2%

Aegion (1)	300	5
Bouygues (EUR)	3,405	104
Carillion (GBP)	19,107	91
Quanta Services (1)	411	9
		209

Electrical Equipment 0.6%

ABB (CHF)	5,914	121
Acuity Brands	1,100	69
AZZ	360	19
Emerson Electric	4,600	240
General Cable (1)	1,000	29
Legrand (EUR)	3,211	118
Mitsubishi Electric (JPY)	20,000	178
Roper Industries (2)	900	89
		863

Industrial Conglomerates 1.9%		
3M	2,950	263
Cookson Group (GBP)	10,047	111
Danaher (2)	19,500	1,092
DCC (EUR)	4,070	101
GE	35,550	713
Hutchison Whampoa (HKD)	17,000	170
Philips Electronics (EUR)	5,631	114
SembCorp Industries (SGD)	47,509	200
Siemens (EUR)	1,700	171
Standex International	200	8
		2,943
Machinery 0.6%		
Cargotec (EUR)	1,438	55
Cascade	260	13
Caterpillar (2)	1,000	106
Colfax (1)	100	4
Cummins	400	48
Deere (2)	100	8
EnPro Industries (1)	640	26
ESCO Technologies	670	25
Gardner Denver	570	36
Graco	600	32
IDEX	125	5
Ingersoll-Rand (2)	7,000	289
John Bean Technologies	700	11
Joy Global	50	4
Proto Labs (1)	60	2
RBC Bearings (1)	700	32
Rexnord Holdings (1)	500	11
Stanley Black & Decker	700	54
Sun Hydraulics	450	12
Tennant	300	13

Terex (1)	200	4
Toro	540	38
Toshiba Machine (JPY) (2)	5,000	26
Valmont Industries	500	59
Watts Water Technologies, Class A	900	37
Woodward	300	13
		963
Marine 0.1%		
Maersk, Class B (DKK)	15	116
Nippon Yusen Kabushiki Kaish (JPY) (2)	7,000	22
		138
Professional Services 0.0%		
CTPartners Executive Search (1)	200	1
Kforce (1)	1,240	19
Korn/Ferry (1)	500	8
RPX (1)	100	2
		30
Road & Rail 0.7%		
Canadian Pacific Railway	1,600	122
Celadon Group	800	12
Central Japan Railway (JPY)	16	132
Heartland Express	101	2
J.B. Hunt Transport Services	800	44
Kansas City Southern Industries (1)	1,200	86
Knight Transportation	1,875	33
Landstar System	600	35
RailAmerica (1)	1,600	34
Union Pacific	5,650	607
		1,107
Trading Companies & Distributors 0.8%		
Fastenal (2)	8,800	476

H&E Equipment Services (1)	1,200	23
Interline Brands (1)	750	16
Mitsubishi (JPY) (2)	10,700	250
Mitsui (JPY) (2)	11,800	194
W. W. Grainger (2)	1,100	236
		1,195
Total Industrials & Business Services		11,458

INFORMATION TECHNOLOGY 11.1%

Communications Equipment 1.2%

Acme Packet (1)	200	6
ADTRAN	500	16
Alcatel-Lucent (EUR) (1)	21,281	48
Aruba Networks (1)	1,000	22
Cisco Systems	32,400	685
Emulex (1)	900	9
Finisar (1)	1,268	26
Harmonic (1)	1,600	9
Ixia (1)	1,300	16
Juniper Networks (1)(2)	8,900	204
Meru Networks (1)	300	1
Qualcomm	12,400	843
Shoretel (1)	800	5
Ubiquiti Networks (1)	200	6
		1,896

Computers & Peripherals 2.8%

3-D Systems (1)	1,130	27
Apple (1)	5,900	3,537
Avid Technology (1)	1,300	14
Cray (1)	1,000	7
Dell (1)	15,500	257
EMC (1)(2)	15,600	466

Synaptics (1)	640	24
Xyratex	200	3
		4,335
Electronic Equipment, Instruments & Components 0.4%		
Corning	12,700	179
Electro Rent	400	7
Elster Group, ADR (1)	1,320	21
Fabrinet (1)	300	5
First Solar (1)(2)	200	5
Hamamatsu Photonics (JPY) (2)	2,900	110
Hosiden (JPY)	3,200	24
M/A-COM Technology Solutions Holdings (1)	200	4
Measurement Specialties (1)	350	12
Mercury Computer Systems (1)	100	1
National Instruments	150	4
Newport (1)	500	9
Nippon Electric Glass (JPY) (2)	10,000	88
Orbotech (1)	700	8
Power-One (1)	1,300	6
Rofin-Sinar Technology (1)	630	17
TE Connectivity	1,150	42
Venture (SGD)	8,000	54
		596
Internet Software & Services 2.4%		
Active Network (1)	450	8
Angie's List (1)	500	9
Baidu, ADR (1)	6,000	875
Bankrate (1)	800	20
eBay (1)	10,600	391
ExactTarget (1)	100	3
Facebook, Class A, Acquisition Date: 8/12 – 12/29/11 Acquisition Cost $58 (1)(3)	1,947	61

Facebook, Class B, Acquisition Date: 3/31 – 5/19/11 Acquisition Cost $152 (1)(3)	6,080	189
Google, Class A (1)	2,450	1,571
Kakaku.com (JPY) (2)	2,400	63
LinkedIn (1)	1,100	112
OpenTable (1)	300	12
Saba Software (1)	800	8
Tencent Holdings (HKD)	14,800	413
Zillow (1)	40	1
		3,736
IT Services 1.4%		
Accenture, Class A	1,400	90
Computer Sciences	2,800	84
Fiserv (1)	400	28
Forrester Research	400	13
Global Payments	260	12
IBM	100	21
Jack Henry & Associates	900	31
Logica (GBP)	17,287	28
MasterCard, Class A	2,200	925
NS Solutions (JPY)	1,300	25
Sapient	1,000	12
Visa, Class A	5,800	684
Western Union	7,950	140
		2,093
Office Electronics 0.1%		
Canon (JPY)	3,500	167
		167
Semiconductor & Semiconductor Equipment 1.9%		
Advanced Energy Industries (1)	1,900	25
Altera	2,100	84
Analog Devices	1,850	75

Applied Materials	20,200	251
ASML (EUR)	3,845	192
Broadcom, Class A	12,000	472
Cavium (1)	360	11
Cymer (1)	100	5
Diodes (1)	750	17
GT Advanced Technologies (1)	850	7
Intersil Holding, Class A	1,260	14
Kopin (1)	1,000	4
Marvell Technology Group (1)	15,300	241
NVIDIA (1)	9,500	146
PDF Solutions (1)	900	8
PMC-Sierra (1)	4,250	31
RF Micro Devices (1)	1,100	5
Samsung Electronics (KRW)	166	187
Semtech (1)	500	14
Silicon Laboratories (1)	600	26
STR Holdings (1)	1,400	7
SUMCO (JPY) (1)(2)	5,000	62
Supertex (1)	300	5
Taiwan Semiconductor (TWD)	34,219	98
Texas Instruments	19,050	640
Tokyo Electron (JPY)	1,200	69
TriQuint Semiconductor (1)	2,200	15
Xilinx	5,200	189
		2,900
Software 0.9%		
Ariba (1)	1,040	34
Autodesk (1)(2)	4,400	186
Bottomline Technologies (1)	700	20
Cadence Design Systems (1)	2,200	26
Commvault Systems (1)	300	15
Concur Technologies (1)	580	33

DynaVox, Class A (1)	600	2
Epiq Systems	1,100	13
Fortinet (1)	430	12
Guidewire Software (1)	100	3
Interactive Intelligence (1)	500	15
Intuit	1,400	84
Jive Software (1)	300	8
Microsoft	10,580	341
Nintendo (JPY) (2)	200	30
Oracle	4,100	120
Progress Software (1)	900	21
Pros Holdings (1)	500	10
QLIK Technologies (1)	200	7
Quest Software (1)	900	21
RealD (1)	1,100	15
RealPage (1)	800	15
Salesforce.com (1)(2)	1,300	201
Software (EUR)	2,722	102
Sourcefire (1)	650	31
SS&C Technologies Holdings (1)	1,200	28
		1,393
Total Information Technology		17,116

MATERIALS 3.1%

Chemicals 1.8%

Air Products & Chemicals (2)	1,200	110
Air Water (JPY) (2)	4,000	52
Asahi Kasei (JPY)	23,000	142
BASF (EUR)	2,049	179
Ecolab (2)	900	56
Intrepid Potash (1)	300	7
Koppers	700	27
Lyondellbasell Industries, Class A	10,300	450

Monsanto	6,700	534
Potash Corporation of Saskatchewan	1,800	82
Praxair	6,300	722
Rockwood Holdings (1)	990	52
Senomyx (1)	900	2
Sherwin-Williams (2)	1,700	185
Showa Denko (JPY)	13,000	30
Tosoh (JPY)	8,000	22
Wacker Chemie (EUR) (2)	777	69
		2,721
Construction Materials 0.0%		
Martin Marietta Materials	100	9
Vulcan Materials	100	4
		13
Containers & Packaging 0.2%		
Crown Cork & Seal (1)	1,300	48
Owens-Illinois (1)	7,700	180
		228
Metals & Mining 0.7%		
Agnico-Eagle Mines (CAD)	2,500	83
AK Steel	1,210	9
AMCOL International	500	15
Antofagasta (GBP)	3,300	61
BHP Billiton (AUD)	6,732	241
BHP Billiton (GBP)	4,764	145
Compass Minerals	300	22
Franco-Nevada (CAD)	560	24
Haynes International	440	28
Kobe Steel (JPY)	20,000	33
Rio Tinto (AUD)	3,398	230
Sandstorm Gold (CAD) (1)	1,200	2
Schnitzer Steel, Class A	700	28

Vodafone, ADR	16,400	454
		936
Total Telecommunication Services		2,441

UTILITIES 1.7%

Electric Utilities 0.9%

American Electric Power	1,500	58
Cleco	200	8
E.ON (EUR)	6,740	161
Edison International (2)	800	34
El Paso Electric	800	26
Empire District Electric	300	6
Entergy	3,400	228
Exelon	9,300	365
FirstEnergy (2)	2,701	123
NV Energy	790	13
PNM Resources	1,400	26
SSE (GBP)	11,379	242
UniSource Energy	680	25
		1,315

Gas Utilities 0.0%

Chesapeake Utilities	200	8
Southwest Gas	700	30
		38

Independent Power Producers & Energy Traders 0.4%

AES (1)	34,700	454
GenOn Energy (1)	8,771	18
NRG Energy (1)(2)	13,850	217
Synthesis Energy Systems (1)	100	—
		689

UTILITIES 0.1%		
Electric Utilities 0.1%		
PPL	900	49
Total Utilities		49
Total Convertible Preferred Stocks (Cost $411)		573
CONVERTIBLE BONDS 0.1%		
Terex, 4.00%, 6/1/15	3,000	5
U.S. Steel, 4.00%, 5/15/14	81,000	96
Total Convertible Bonds (Cost $91)		101
CORPORATE BONDS 5.1%		
Advance Auto Parts, 5.75%, 5/1/20	10,000	11
Affiliated Computer Services, 5.20%, 6/1/15	5,000	5
Aflac, 2.65%, 2/15/17	5,000	5
Allegheny Technologies, 5.95%, 1/15/21	60,000	65
Altria Group, 4.75%, 5/5/21	45,000	48
Altria Group, 9.25%, 8/6/19	10,000	13
AMB Property, 4.50%, 8/15/17	35,000	36
AMB Property, 6.625%, 12/1/19	30,000	34
America Movil, 5.625%, 11/15/17	45,000	53
American International Group, 3.80%, 3/22/17	25,000	25
American International Group, 4.25%, 9/15/14	25,000	26
American International Group, 5.45%, 5/18/17	10,000	11
American International Group, 5.85%, 1/16/18	15,000	16
American Tower, 4.70%, 3/15/22	75,000	76
American Tower Trust, 5.957%, 4/15/37 (4)	65,000	69
Ameriprise Financial, 7.30%, 6/28/19	30,000	36

AmerisourceBergen, 3.50%, 11/15/21	10,000	10
Amgen, 2.50%, 11/15/16	25,000	26
Anadarko Petroleum, 6.375%, 9/15/17	35,000	42
Apache, 5.10%, 9/1/40	10,000	11
ArcelorMittal, 3.75%, 2/25/15	30,000	30
ArcelorMittal, 3.75%, 3/1/16	10,000	10
ArcelorMittal, 5.375%, 6/1/13	45,000	47
Aristotle Holding, 3.90%, 2/15/22 (4)	20,000	20
Assured Guaranty, VR, 6.40%, 12/15/66 (4)	70,000	51
AT&T, 5.55%, 8/15/41	80,000	89
BAA Funding, 4.875%, 7/15/23 (4)	100,000	99
Bank of America, 5.75%, 8/15/16	50,000	52
Banque PSA Finance, 4.375%, 4/4/16 (4)	40,000	39
Barclays Bank, 5.20%, 7/10/14	100,000	106
Barrick North America Finance, 5.70%, 5/30/41	75,000	82
Berkshire Hathaway Finance, 4.25%, 1/15/21	45,000	49
Black Hills, 6.50%, 5/15/13	40,000	42
Boardwalk Pipelines, 5.50%, 2/1/17	5,000	6
BP Capital Markets, 3.125%, 10/1/15	35,000	37
British Sky Broadcasting, 6.10%, 2/15/18 (4)	30,000	35
Buckeye Partners, 5.50%, 8/15/19	40,000	43
Buckeye Partners, 6.05%, 1/15/18	25,000	28
Bunge Finance, 5.90%, 4/1/17	35,000	39
Bunge Limited Finance, 4.10%, 3/15/16	20,000	21
Burlington Northern Santa Fe, 5.05%, 3/1/41	35,000	36
Canadian National Railway, 2.85%, 12/15/21	15,000	15
Canadian Natural Resources, 6.25%, 3/15/38	40,000	49
Capital One Financial, 2.15%, 3/23/15	25,000	25
Capital One Financial, 7.375%, 5/23/14	30,000	33

Cardinal Health, 4.625%, 12/15/20	40,000	44
Caterpillar Financial Services, 2.05%, 8/1/16	60,000	62
Celulosa Arauco y Constitucion, 5.00%, 1/21/21	10,000	10
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	40,000	42
CenterPoint Energy, 5.85%, 1/15/41	10,000	11
Citigroup, 4.587%, 12/15/15	15,000	16
Citigroup, 5.375%, 8/9/20	60,000	64
Citigroup, 5.50%, 10/15/14	35,000	38
CNA Financial, 5.875%, 8/15/20	35,000	38
Coca-Cola, 1.50%, 11/15/15	25,000	25
Comcast, 6.95%, 8/15/37	35,000	44
Constellation Energy, 5.15%, 12/1/20	50,000	55
Consumers Energy, 6.00%, 2/15/14	40,000	43
Continental Airlines, 4.15%, 10/11/25	10,000	10
Continental Airlines, 4.75%, 7/12/22	14,711	15
Continental Airlines, 7.25%, 5/10/21	13,903	16
Cox Communications, 8.375%, 3/1/39 (4)	30,000	42
Crown Castle Towers, 6.113%, 1/15/40 (4)	64,000	71
DCP Midstream Operating, 3.25%, 10/1/15	30,000	30
Delta Air Lines, 5.30%, 10/15/20	5,000	5
Delta Air Lines, 7.75%, 6/17/21	13,159	15
Delta Air Lines, ETC, 4.95%, 5/23/19	9,532	10
Diamond Offshore Drilling, 5.875%, 5/1/19	30,000	35
DirecTV Holdings, 2.40%, 3/15/17 (4)	55,000	55
DirecTV Holdings, 3.55%, 3/15/15	15,000	16
DirecTV Holdings, 5.875%, 10/1/19	20,000	23
Dow Chemical, 2.50%, 2/15/16	50,000	51
Dow Chemical, 8.55%, 5/15/19	10,000	13
Dr Pepper Snapple Group, 3.20%, 11/15/21	15,000	15

Ecolab, 3.00%, 12/8/16	40,000	42
El Paso Natural Gas, 5.95%, 4/15/17	18,000	20
Enbridge Energy Partners, 5.20%, 3/15/20	10,000	11
Enbridge Energy Partners, 5.50%, 9/15/40	20,000	21
Energy Transfer Partners, 5.20%, 2/1/22	35,000	37
Enogex, 6.25%, 3/15/20 (4)	20,000	22
Ensco, 3.25%, 3/15/16	55,000	57
Enterprise Products Operations, 3.20%, 2/1/16	25,000	26
Enterprise Products Operations, 5.95%, 2/1/41	50,000	55
EQT, 4.875%, 11/15/21	50,000	51
ERAC USA Finance, 2.25%, 1/10/14 (4)	20,000	20
ERAC USA Finance, 4.50%, 8/16/21 (4)	10,000	10
ERAC USA Finance, 5.25%, 10/1/20 (4)	30,000	33
Exelon Generation, 6.25%, 10/1/39	20,000	23
Express Scripts, 3.125%, 5/15/16	50,000	52
Federal Realty Investment Trust, 5.90%, 4/1/20	5,000	6
Federal Realty Investment Trust, 6.00%, 7/15/12	25,000	25
Fifth Third Bancorp, 3.50%, 3/15/22	20,000	19
Fifth Third Bancorp, 3.625%, 1/25/16	30,000	32
Fifth Third Bancorp, 8.25%, 3/1/38	15,000	20
Fiserv, 3.125%, 6/15/16	15,000	15
GATX Corporation, 3.50%, 7/15/16	20,000	20
GATX Corporation, 4.85%, 6/1/21	35,000	35
GE Capital, 2.10%, 1/7/14	30,000	31
GE Capital, 5.30%, 2/11/21	120,000	130
GE Capital, 6.875%, 1/10/39	95,000	117
Gilead Sciences, 3.05%, 12/1/16	15,000	16
Goldman Sachs, 3.625%, 2/7/16	20,000	20
Goldman Sachs, 3.70%, 8/1/15	50,000	51

Goldman Sachs, 7.50%, 2/15/19	30,000	34
Goldman Sachs Capital I, 6.345%, 2/15/34	41,000	39
Grupo Televisa, 6.625%, 1/15/40	25,000	28
GTP Acquisition Partners, 4.347%, 6/15/41 (4)	25,000	26
H.J. Heinz, 1.50%, 3/1/17	30,000	30
Hess, 7.875%, 10/1/29	25,000	33
Hess, 8.125%, 2/15/19	15,000	19
Hewlett-Packard, 3.00%, 9/15/16	45,000	46
Hewlett-Packard, 4.05%, 9/15/22	35,000	35
Hewlett-Packard, 4.65%, 12/9/21	10,000	10
Holcim, 6.00%, 12/30/19 (4)	35,000	37
Hospitality Properties Trust, 5.625%, 3/15/17	30,000	32
HSBC Holdings, 5.10%, 4/5/21	75,000	81
Hyatt Hotels, 3.875%, 8/15/16	50,000	52
International Lease Finance, 6.625%, 11/15/13	45,000	46
International Paper, 4.75%, 2/15/22	60,000	63
Interpublic Group of Companies, 4.00%, 3/15/22	50,000	49
Interpublic Group of Companies, 10.00%, 7/15/17	25,000	29
Jefferies Group, 5.875%, 6/8/14	32,000	33
John Deere Capital, 2.75%, 3/15/22	45,000	44
JPMorgan Chase, 4.50%, 1/24/22	145,000	150
JPMorgan Chase Capital XXVII, 7.00%, 11/1/39	25,000	25
KeyCorp, 3.75%, 8/13/15	20,000	21
KeyCorp, 5.10%, 3/24/21	15,000	17
Kilroy Realty, 4.80%, 7/15/18	25,000	26
Kilroy Realty, 6.625%, 6/1/20	40,000	45
Kinder Morgan Energy Partners, 3.95%, 9/1/22	45,000	44
Kinder Morgan Energy Partners, 4.15%, 3/1/22	10,000	10
Kohl's, 4.00%, 11/1/21	15,000	15

L-3 Communications, 4.75%, 7/15/20	45,000	46
LG&E & KU Energy, 2.125%, 11/15/15	35,000	35
Life Technologies, 4.40%, 3/1/15	40,000	43
Lincoln National, 4.85%, 6/24/21	20,000	21
Magellan Midstream Partners, 4.25%, 2/1/21	5,000	5
Marriott International, 3.00%, 3/1/19	30,000	30
Massachusetts Electric, 5.90%, 11/15/39 (4)	25,000	30
Medco Health Solutions, 2.75%, 9/15/15	15,000	15
Merrill Lynch, 6.875%, 4/25/18	25,000	28
Merrill Lynch, 7.75%, 5/14/38	55,000	60
Morgan Stanley, 4.20%, 11/20/14	165,000	166
Nabors Industries, 4.625%, 9/15/21	35,000	37
Nabors Industries, 9.25%, 1/15/19	30,000	39
NBC Universal, 5.15%, 4/30/20	55,000	62
Newcrest Finance, 4.45%, 11/15/21 (4)	30,000	30
News America, 4.50%, 2/15/21	25,000	27
News America, 6.40%, 12/15/35	50,000	56
NiSource Finance, 5.95%, 6/15/41	35,000	38
NiSource Finance, 6.25%, 12/15/40	15,000	17
Noble Energy, 6.00%, 3/1/41	30,000	33
Noble Holding International, 5.25%, 3/15/42	40,000	40
NuStar Logistics, 4.80%, 9/1/20	35,000	35
O'Reilly Automotive, 4.875%, 1/14/21	30,000	32
Omnicom Group, 4.45%, 8/15/20	70,000	75
Oncor Electric Delivery, 4.55%, 12/1/41 (4)	20,000	19
ONEOK, 4.25%, 2/1/22	15,000	15
Pennsylvania Electric, 6.15%, 10/1/38	55,000	63
Petrohawk Energy, 7.25%, 8/15/18	20,000	23
Philip Morris International, 4.375%, 11/15/41	25,000	24

Phillips 66, 4.30%, 4/1/22 (4)	20,000	20
Phillips 66, 5.875%, 5/1/42 (4)	15,000	15
Plains All American Pipeline, 5.75%, 1/15/20	35,000	40
PNC Funding, 3.30%, 3/8/22	25,000	25
PNC Funding, 3.625%, 2/8/15	15,000	16
PNC Funding, 5.625%, 2/1/17	35,000	39
PPL WEM Holdings, 3.90%, 5/1/16 (4)	20,000	21
Principal Life Insurance, 8.00%, 3/1/44 (4)	45,000	50
Provident, 7.00%, 7/15/18	45,000	48
Prudential Financial, 4.75%, 9/17/15	55,000	60
Public Service Company of Oklahoma, 5.15%, 12/1/19	25,000	28
Raymond James Financial, 4.25%, 4/15/16	10,000	10
RCI Banque, 4.60%, 4/12/16 (4)	40,000	40
Regency Centers, 5.875%, 6/15/17	20,000	22
Regions Financial, 5.75%, 6/15/15	15,000	16
Reinsurance Group of America, 5.00%, 6/1/21	20,000	21
Reinsurance Group of America, 6.45%, 11/15/19	25,000	28
Republic Services, 5.70%, 5/15/41	50,000	57
Reynolds American, 7.625%, 6/1/16	45,000	54
Roper Industries, 6.25%, 9/1/19	35,000	41
Rowan Companies, 5.00%, 9/1/17	40,000	43
Royal Bank of Scotland, 3.40%, 8/23/13	50,000	51
Safeway, 3.40%, 12/1/16	25,000	26
SLM Corporation, 6.00%, 1/25/17	40,000	42
SLM Corporation, 8.45%, 6/15/18	40,000	45
Southwest Airlines, 5.125%, 3/1/17	30,000	33
Southwest Gas, 3.875%, 4/1/22	10,000	10
Sun Life Financial Global Funding, FRN, 0.853%, 10/6/13 (4)	65,000	64
SunTrust Banks, 3.60%, 4/15/16	30,000	31

Talisman Energy, 3.75%, 2/1/21	40,000	39
TECO Finance, 5.15%, 3/15/20	30,000	33
Telecom Italia Capital, 5.25%, 11/15/13	50,000	52
Telefonica Emisiones, 3.992%, 2/16/16	35,000	35
Telefonica Emisiones, 6.221%, 7/3/17	25,000	27
Time Warner Cable, 5.50%, 9/1/41	30,000	31
Toronto-Dominion Bank, 2.50%, 7/14/16	20,000	21
Transocean, 5.05%, 12/15/16	20,000	21
Travel Channel, 3.55%, 1/15/15 (4)	50,000	53
U.S. Bancorp, 3.442%, 2/1/16	45,000	46
Union Pacific, 4.75%, 9/15/41	40,000	41
UnitedHealth Group, 3.875%, 10/15/20	15,000	16
UnitedHealth Group, 4.625%, 11/15/41	25,000	25
UnitedHealth Group, 4.70%, 2/15/21	15,000	17
UNUM Group, 5.625%, 9/15/20	15,000	16
Unum Provident Finance, 6.85%, 11/15/15 (4)	10,000	11
USB Capital XIII Trust, 6.625%, 12/15/39	25,000	25
Valero Energy, 6.125%, 6/15/17	20,000	23
Valmont Industries, 6.625%, 4/20/20	25,000	29
Ventas Realty, 3.125%, 11/30/15	10,000	10
Verisk Analytics, 5.80%, 5/1/21	20,000	22
Weatherford International, 4.50%, 4/15/22	15,000	15
Weatherford International, 9.625%, 3/1/19	30,000	40
WellPoint, 4.35%, 8/15/20	10,000	11
Wells Fargo, 3.50%, 3/8/22	50,000	49
Wells Fargo, 4.60%, 4/1/21	40,000	43
Wesfarmers, 2.983%, 5/18/16 (4)	25,000	25
Westar Energy, 5.10%, 7/15/20	25,000	28
Williams Partners, 6.30%, 4/15/40	40,000	46

WPP Finance, 4.75%, 11/21/21 (4)	25,000	26
Xerox, 2.95%, 3/15/17	5,000	5
Xerox, 6.35%, 5/15/18	45,000	52
Total Corporate Bonds (Cost $7,450)		7,824

ASSET-BACKED SECURITIES 0.6%

Ally Auto Receivables Trust Series 2009-B, Class C 4.06%, 5/16/16 (4)	100,000	104
Chase Funding Mortgage Loan Series 2002-2, Class 1M1 5.599%, 9/25/31	5,846	4
CNH Equipment Trust Series 2010-A, Class A4 2.49%, 1/15/16	70,000	71
Countrywide Home Equity Loan Trust Series 2004-BC1, Class M2, VR 1.847%, 1/25/34	11,183	7
Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (4)	105,000	108
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class C 4.99%, 2/15/17 (4)	100,000	107
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	100,000	99
Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, 4/20/28 (4)	28,732	29
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.362%, 10/20/28 (4)	9,434	10
Navistar Financial Owner Trust Series 2010-A, Class B 4.17%, 10/20/14 (4)	80,000	80

Nordstrom Private Label Credit Card Master Trust Series 2011-1A, Class A 2.28%, 11/15/19 (4)	100,000	102
USAA Auto Owner Trust Series 2010-1, Class A4 2.14%, 9/15/15	50,000	51
World Financial Network Credit Card Master Note Trust Series 2009-D, Class A 4.66%, 5/15/17	135,000	141
World Financial Network Credit Card Master Note Trust Series 2010-A, Class A 3.96%, 4/15/19	45,000	49
Total Asset-Backed Securities (Cost $946)		962

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.1%

Banc of America Commercial Mortgage Series 2005-3, Class A2 4.501%, 7/10/43	37,494	38
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	130,000	147
Banc of America Commercial Mortgage Series 2008-1, Class A4, VR 6.20%, 2/10/51	135,000	157
Banc of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 2.926%, 2/25/34	11,508	11
Banc of America Mortgage Securities Series 2004-D, Class 2A2, CMO, ARM 2.881%, 5/25/34	12,303	11
Banc of America Mortgage Securities Series 2004-H, Class 2A2, CMO, ARM 2.758%, 9/25/34	9,819	9
Banc of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 2.756%, 10/25/34	5,214	5

Banc of America Mortgage Securities Series 2005-J, Class 2A1, CMO, ARM 2.755%, 11/25/35	57,271	45
Banc of America Mortgage Securities Series 2005-J, Class 3A1, CMO, ARM 5.238%, 11/25/35	21,678	20
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class A4A 4.871%, 9/11/42	187,000	205
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class AAB 4.804%, 9/11/42	59,000	62
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4 5.54%, 9/11/41	100,000	113
Commercial Mortgage PTC Series 2007-C9, Class A4, VR 5.813%, 12/10/49	20,000	23
Greenwich Capital Commercial Funding Series 2005-GG3, Class AAB 4.619%, 8/10/42	19,469	20
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, VR 4.824%, 10/15/42	100,580	105
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	160,000	178
JPMorgan Chase Commercial Mortgage Securities Series 2007-C1, Class A4 5.716%, 2/15/51	105,000	116
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, 11/15/38	32,000	36
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1, CMO, VR 0.992%, 9/25/35	6,479	6
Merrill Lynch Mortgage Trust Series 2008-C1, Class A4 5.69%, 2/12/51	40,000	46

Morgan Stanley Capital I Series 2008-T29, Class A4, VR 6.279%, 1/11/43	48,000	57
Morgan Stanley Capital I Series 2012-C4, Class A2 2.111%, 3/15/45	190,000	191
WaMu Mortgage PTC Series 2005-AR12, Class 2A1, CMO, ARM 4.837%, 9/25/35	8,606	8
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1, CMO, ARM 4.848%, 1/25/34	15,690	15
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2, Class 2A2, CMO, ARM 2.617%, 3/25/35	22,166	21
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class B, VR 5.174%, 2/15/44 (4)	65,000	68
Total Non-U.S. Government Mortgage-Backed Securities (Cost $1,636)		1,713

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 7.5%

U.S. Government Agency Obligations 7.0% (5)

Federal Home Loan Mortgage		
4.00%, 10/1/40 - 11/1/41	442,990	464
4.50%, 11/1/18 - 9/1/40	795,756	845
5.00%, 10/1/18 - 8/1/40	551,654	596
5.50%, 11/1/18 - 10/1/38	291,211	317
6.00%, 10/1/16 - 8/1/38	163,361	180
6.50%, 3/1 - 4/1/32	28,102	32
7.00%, 6/1/32	1,837	2
Federal Home Loan Mortgage, ARM		
2.535%, 9/1/32	823	1
2.705%, 1/1/37	9,582	10

2.78%, 2/1/37	37,588	40
5.983%, 10/1/36	46,776	51
6.084%, 10/1/36	50,517	55
6.26%, 8/1/36	33,695	37
Federal Home Loan Mortgage, CMO, 5.50%, 8/15/16	83,207	87
Federal Home Loan Mortgage, TBA		
3.50%, 1/1/42	89,000	91
4.50%, 1/1/36	106,000	112
Federal National Mortgage Assn.		
3.50%, 12/1/25 - 12/1/41	148,139	153
4.00%, 1/1/26 - 2/1/42	1,082,327	1,138
4.50%, 5/1/19 - 12/1/41	959,884	1,024
5.00%, 11/1/18 - 5/1/40	1,166,922	1,267
5.50%, 1/1/17 - 5/1/39	1,179,285	1,292
6.00%, 8/1/21 - 10/1/39	1,143,511	1,269
6.50%, 5/1/17 - 11/1/37	275,392	310
7.00%, 4/1/32 - 7/1/37	5,786	7
Federal National Mortgage Assn., ARM		
2.419%, 11/1/35	21,309	23
2.49%, 8/1/36	26,303	28
2.899%, 12/1/36	21,616	23
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/1/32	5,310	1
Federal National Mortgage Assn., TBA		
3.00%, 1/1/27	267,000	277
4.00%, 1/1/25 - 1/1/39	386,000	406
4.50%, 1/1/35	410,000	436
5.00%, 1/1/34	144,000	156
5.50%, 1/1/34	75,000	82
		10,812

U.S. Government Obligations 0.5%		
Government National Mortgage Assn.		
3.50%, 2/20 - 3/20/42	128,950	135
4.50%, 11/20/40	235,857	258
5.00%, 3/15/34	6,330	7
5.50%, 10/20/32 - 11/15/34	43,542	49
6.00%, 4/15/26 - 2/20/34	20,475	23
6.50%, 3/15/26 - 12/20/33	21,785	25
7.00%, 9/20/27	14,515	17
8.00%, 10/15/25 - 6/15/26	3,739	4
8.50%, 12/15/24	2,715	3
11.50%, 11/15/19	2,132	2
Government National Mortgage Assn., CMO, IO		
4.50%, 11/20/37 – 12/20/39	230,662	35
Government National Mortgage Assn., TBA, 3.50%, 1/1/42	150,000	156
		714
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $11,217)		11,526
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 3.9%		
U.S. Government Agency Obligations 0.1% (5)		
Federal National Mortgage Assn., 4.375%, 10/15/15	90,000	101
		101
U.S. Treasury Obligations 3.8%		
U.S. Treasury Bonds, 4.625%, 2/15/40	390,000	486
U.S. Treasury Bonds, 6.75%, 8/15/26	280,000	413
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	286,893	302

United Mexican States, 6.375%, 1/16/13	55,000	57
Total Foreign Government Obligations & Municipalities (Cost $744)		815

MUNICIPAL SECURITIES 0.8%

Arizona 0.0%		
Salt River Project Agricultural Improvement & Power Dist. Build America, 4.839%, 1/1/41	35,000	39
		39
California 0.2%		
Bay Area Toll Auth., Build America, 6.263%, 4/1/49	40,000	52
East Bay Municipal Utility Dist., Build America, 5.874%, 6/1/40	60,000	75
Los Angeles Airport, Build America, 7.053%, 5/15/40	35,000	44
San Diego County Water Auth., Build America, 6.138%, 5/1/49	25,000	32
		203
Colorado 0.0%		
Regional Transportation Dist., 5.00%, 11/1/38	30,000	33
		33
District of Columbia 0.0%		
District of Columbia, 5.25%, 12/1/34	30,000	35
District of Columbia, Build America, 5.591%, 12/1/34	10,000	12
		47
Florida 0.1%		
Florida, Board of Ed., Lottery, 5.00%, 7/1/20	80,000	97
		97
Illinois 0.1%		
Chicago O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	30,000	37

Chicago Transit Auth., Regional Transportation Auth. 6.899%, 12/1/40	50,000	60
Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	60,000	72
		169
Kansas 0.0%		
Kansas Dev. Fin. Auth., Public Employee Retirement 5.501%, 5/1/34 (7)	30,000	32
		32
Maryland 0.1%		
Maryland Transportation Auth., Build America, 5.754%, 7/1/41	70,000	84
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	35,000	44
		128
New York 0.1%		
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	10,000	14
New York City, Build America, 5.846%, 6/1/40	20,000	24
New York City Housing Dev. Corp., 6.42%, 11/1/27	20,000	21
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	70,000	82
Tompkins County IDA, Cornell Univ., 5.00%, 7/1/37	30,000	33
		174
Oregon 0.0%		
Oregon, Taxable Pension, GO, 5.892%, 6/1/27	15,000	18
		18
Texas 0.0%		
Texas Transportation Commission, Build America 5.178%, 4/1/30	10,000	11
		11

SHORT-TERM INVESTMENTS 4.0%		
Money Market Funds 4.0%		
T. Rowe Price Reserve Investment Fund, 0.09% (9)(10)	6,116,229	6,116
Total Short-Term Investments (Cost $6,116)		6,116
SECURITIES LENDING COLLATERAL 7.3%		
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.8%		
Money Market Funds 0.7%		
T. Rowe Price Reserve Investment Fund, 0.09% (9)(10)	1,015,427	1,015
		1,015
Repurchase Agreements 0.1%		
Credit Suisse, Tri-Party, Dated 3/30/12, 0.08%, Delivery Value of $156,889 on 4/2/12, Collateralized by U.S. Government securities, 0.00%, 5/15/12 - 8/15/41, valued at $160,025	156,887	157
Deutsche Bank Securities, Tri-Party, Dated 3/30/12, 0.05% Delivery Value of $24,848 on 4/2/12, Collateralized by U.S. Government securities, 2.375% - 2.75%, 7/31/17 - 2/15/19 valued at $25,345	24,848	25
		182
Total Investments through Securities Lending Program with JPMorgan Chase Bank		1,197
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 6.5%		
Money Market Funds 6.5%		
T. Rowe Price Reserve Investment Fund, 0.09% (9)(10)	10,086,372	10,087
Total Investments through Securities Lending Program with State Street Bank and Trust Company		10,087
Total Securities Lending Collateral (Cost $11,284)		11,284

Total Investments in Securities	
108.3% of Net Assets (Cost $133,989)	**$ 166,936**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) All or a portion of this security is on loan at March 31, 2012. See Note 4.

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $273 and represents 0.2% of net assets.

(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $1,808 and represents 1.2% of net assets.

(5) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(6) At March 31, 2012, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(7) Insured by Assured Guaranty Municipal Corp.

(8) SEC 30-day yield

(9) Affiliated Companies

(10) Seven-day yield

ADR American Depository Receipts

ARM Adjustable Rate Mortgage

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

CMO Collateralized Mortgage Obligation

DKK Danish Krone

ETC Equipment Trust Certificate

EUR Euro

FRN Floating-Rate Note

GBP British Pound

GDR Global Depository Receipts

GDS Global Depository Shares

HKD Hong Kong Dollar

IDA Industrial Development Authority/Agency

IO Interest Only security for which the fund receives interest on notional principal

JPY Japanese Yen

KRW South Korean Won

NOK Norwegian Krone

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 3/31/12	Value 12/31/11
T. Rowe Price Institutional Emerging Markets Bond Fund, 5.62%	$ 277	$ —	$ 97	$ 6,452	$ 5,904
T. Rowe Price Institutional Emerging Markets Equity Fund	—	—	—	5,848	5,181
T. Rowe Price Institutional High Yield Fund, 5.88%	127	—	127	7,533	7,172
T. Rowe Price Institutional International Bond Fund, 2.65%	37	413	—	4,589	4,859
T. Rowe Price Real Assets Fund	400	450	—	3,983	3,666
T. Rowe Price Term Asset-Backed Opportunity Fund	—	4**	1	23	25
T. Rowe Price Reserve Investment Fund, 0.09%	¤	¤	1^	17,218	3,493
Totals			$ 226	$ 45,646	$ 30,300

** Investment in partnership; cost balances reflect net capital contributed/returned and pro rata share of undistrubuted partnership earnings.
¤ Purchase and sale information not shown for cash management funds.
^ Excludes earnings on securities lending collateral invested in the T. Rowe Price Reserve Investment Fund, which are subject to rebates and fees.

Other information for the period ended March 31, 2012 related to affiliated companies is as follows:

Investment in securities, at cost	$ 44,561
Dividend income	225
Interest income	1
Investment income	$ 226
Realized gain (loss) on securities	$ (62)
Capital gain distributions from mutual funds	$ —

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of March 30, 2012, the last business day in the fund’s fiscal period ended March 31, 2012. Some foreign markets were open between March 30 and the close of the fund’s reporting period on March 31, but any differences in values and foreign exchange rates subsequent to March 30 through March 31 were immaterial to the fund’s financial statements.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in private investment companies are valued at the entity’s net asset value (or equivalent) as of the valuation date. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at March 31, 2012, totaled $2,000 for the three months ended March 31, 2012.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

Credit Default Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit or, in the case of an index swap, the market value of the contract relative to the notional amount. Therefore, the payment risk increases as the price of the relevant underlying credit, or market value of the index swap, declines due to market valuations of credit quality. The notional amount of protection sold by the fund reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

TBA Purchase and Sale Commitments
The fund may enter into “to be announced” (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying portfolio of investments, but collateral received in the form of securities are not. On March 31, 2012, the value of cash collateral investments was $11,284,000, and the value of loaned securities was $11,055,000.

T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C.
At March 31, 2012, the fund was invested in the T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. (private fund), a private investment company managed by T. Rowe Price Associates, Inc., that participates in the Term Asset-Backed Securities Loan Facility (TALF) program created and administered by the Federal Reserve Bank of New York (FRBNY). The TALF program provided eligible borrowers with term loans secured by eligible asset-backed securities and/or commercial mortgage-backed securities, which were either owned by the borrower or purchased by the borrower and subsequently pledged as collateral for a TALF loan. TALF loans generally are nonrecourse in nature. The private fund is treated as a partnership for federal income tax purposes. It has a limited life extending five years from the date on which the TALF program closed for any new loans, which was June 30, 2010. The private fund can have two possible extensions (one year each) with the consent of a majority of its investors. Invested capital generally will be returned to investors as underlying securities are liquidated and the TALF loans are repaid or mature, with the balance paid at maturity of the private fund. Ownership interests in the private fund may not be redeemed, sold, or assigned. As of March 31, 2012, outstanding capital commitments may no longer be called by the private fund.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. Collateral, both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund to a counterparty are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. In accordance with GAAP, cash pledged by counterparties to the fund is included in the fund’s net assets, however; securities pledged by counterparties to the fund are not recorded by the fund. As of March 31, 2012, no collateral was pledged by either the fund or counterparties.

At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund. In accordance with the terms of the relevant derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity after the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $133,989,000. Net unrealized gain aggregated $32,950,000 at period-end, of which $34,348,000 related to appreciated investments and $1,398,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds and/or the T. Rowe Price Real Assets Fund (collectively, the underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and are considered affiliates of the fund. Each institutional fund pays an all-inclusive management and administrative fee to Price Associates; Real Assets Fund pays a management fee to Price Associates as well as operating expenses. To ensure that the fund does not incur duplicate management fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 95.0%		
CONSUMER DISCRETIONARY 14.8%		
Auto Components 0.6%		
Allison Transmission Holdings (1)	27,000	645
Gentex	59,000	1,445
		2,090
Automobiles 0.5%		
Harley-Davidson	27,000	1,325
Tesla Motors (1)	11,000	410
		1,735
Diversified Consumer Services 0.3%		
Weight Watchers	14,158	1,093
		1,093
Hotels, Restaurants & Leisure 4.0%		
Chipotle Mexican Grill (1)	5,000	2,090
Choice Hotels International	43,600	1,628
Marriott, Class A	105,000	3,974
Panera Bread, Class A (1)	15,000	2,414
Starbucks	27,000	1,509
Tim Hortons	39,000	2,088
		13,703
Internet & Catalog Retail 1.3%		
Liberty Interactive (1)	96,000	1,832
Netflix (1)	22,000	2,531
		4,363
Media 1.5%		
Discovery Communications, Class A (1)	18,000	911
Discovery Communications, Class C (1)	44,000	2,063
Lamar Advertising (1)	69,000	2,236
		5,210

Multiline Retail 3.0%		
Dollar General (1)	150,000	6,930
Kohl's	67,000	3,352
		10,282
Specialty Retail 2.3%		
CarMax (1)	119,000	4,123
O'Reilly Automotive (1)	40,000	3,654
		7,777
Textiles, Apparel & Luxury Goods 1.3%		
Deckers Outdoor (1)	18,000	1,135
Michael Kors, Acquisition Date: 7/11/11 Acquisition Cost $920 (1)(2)	75,931	3,361
		4,496
Total Consumer Discretionary		50,749
CONSUMER STAPLES 1.7%		
Food & Staples Retailing 1.7%		
Shoppers Drug Mart (CAD)	101,000	4,435
Whole Foods Market	18,000	1,498
Total Consumer Staples		5,933
ENERGY 6.1%		
Energy Equipment & Services 1.0%		
FMC Technologies (1)	36,000	1,815
Trican Well Service (CAD)	105,000	1,542
		3,357
Oil, Gas & Consumable Fuels 5.1%		
CONSOL Energy	93,000	3,171
Continental Resources (1)	19,000	1,631
EQT	61,000	2,941

Laredo Petroleum (1)	17,000	399
QEP Resources	70,000	2,135
Range Resources	51,000	2,965
SM Energy	35,000	2,477
Southwestern Energy (1)	59,000	1,805
		17,524
Total Energy		20,881
FINANCIALS 6.7%		
Capital Markets 1.3%		
Charles Schwab	104,000	1,494
TD Ameritrade Holding	154,000	3,040
		4,534
Commercial Banks 0.5%		
TCF Financial	146,000	1,736
		1,736
Diversified Financial Services 2.3%		
CBOE Holdings	72,000	2,046
IntercontinentalExchange (1)	11,000	1,512
MSCI, Class A (1)	113,000	4,159
		7,717
Insurance 1.7%		
HCC Insurance Holdings	61,000	1,902
W. R. Berkley	60,000	2,167
Willis Group Holdings	51,000	1,784
		5,853
Real Estate Management & Development 0.5%		
Jones Lang LaSalle	21,000	1,750
		1,750

Thrifts & Mortgage Finance 0.4%		
BankUnited	54,000	1,350
		1,350
Total Financials		22,940
HEALTH CARE 16.3%		
Biotechnology 3.6%		
Alexion Pharmaceuticals (1)	31,000	2,879
Alkermes (1)	87,000	1,614
Amylin Pharmaceuticals (1)	51,600	1,288
Ariad Pharmaceuticals (1)	33,000	526
Cubist Pharmaceuticals (1)	16,000	692
Human Genome Sciences (1)	100,000	824
Regeneron Pharmaceuticals (1)	31,000	3,615
Theravance (1)	49,000	956
		12,394
Health Care Equipment & Supplies 5.1%		
C. R. Bard	35,000	3,455
CareFusion (1)	115,000	2,982
Cooper Companies	18,000	1,471
DENTSPLY International	127,000	5,096
Edwards Lifesciences (1)	22,000	1,600
IDEXX Laboratories (1)	35,000	3,061
		17,665
Health Care Providers & Services 2.9%		
Henry Schein (1)	44,000	3,330
Laboratory Corporation of America (1)	34,000	3,112
MEDNAX (1)	22,000	1,636
Universal Health Services	44,000	1,844
		9,922

Health Care Technology 1.3%		
Allscripts Healthcare Solutions (1)	75,500	1,254
SXC Health Solutions (1)	43,000	3,223
		4,477
Life Sciences Tools & Services 1.5%		
Bruker (1)	131,000	2,006
Covance (1)	62,000	2,953
		4,959
Pharmaceuticals 1.9%		
Elan, ADR (1)	144,000	2,161
Hospira (1)	50,000	1,870
Valeant Pharmaceuticals International (1)	44,000	2,362
		6,393
Total Health Care		55,810
INDUSTRIALS & BUSINESS SERVICES 22.9%		
Aerospace & Defense 3.3%		
Goodrich	20,000	2,509
Rockwell Collins	33,000	1,899
Spirit Aerosystems Holdings, Class A (1)	70,000	1,712
Textron	183,000	5,093
		11,213
Air Freight & Logistics 0.4%		
UTi Worldwide	91,000	1,568
		1,568
Commercial Services & Supplies 1.9%		
IHS (1)	59,000	5,526
Waste Connections	27,000	878
		6,404

Construction & Engineering 1.0%		
Quanta Services (1)	174,000	3,637
		3,637
Electrical Equipment 5.1%		
Acuity Brands	25,000	1,571
AMETEK	136,000	6,597
Babcock & Wilcox (1)	138,000	3,553
Roper Industries	60,000	5,950
		17,671
Industrial Conglomerates 0.8%		
McDermott International (1)	229,000	2,934
		2,934
Machinery 4.6%		
Crane	25,000	1,212
Gardner Denver	63,000	3,970
IDEX	83,000	3,497
Pall	71,000	4,234
WABCO Holdings (1)	46,000	2,782
		15,695
Professional Services 2.1%		
ManpowerGroup	83,000	3,932
Robert Half International	26,000	788
Verisk Analytics, Class A (1)	53,000	2,489
		7,209
Road & Rail 1.9%		
Hertz Global Holdings (1)	194,000	2,918
J.B. Hunt Transport Services	29,000	1,577
Kansas City Southern Industries (1)	27,000	1,935
		6,430

Trading Companies & Distributors 1.8%		
Air Lease (1)	74,000	1,781
Fastenal	79,000	4,274
		6,055
Total Industrials & Business Services		78,816
INFORMATION TECHNOLOGY 22.7%		
Communications Equipment 1.4%		
Aruba Networks (1)	30,000	669
JDS Uniphase (1)	274,000	3,970
		4,639
Electronic Equipment, Instruments & Components 1.7%		
Dolby Laboratories, Class A (1)	2,000	76
FLIR Systems	41,000	1,038
Trimble Navigation (1)	87,000	4,734
		5,848
Internet Software & Services 0.9%		
Akamai Technologies (1)	46,000	1,688
Rackspace Hosting (1)	27,000	1,561
		3,249
IT Services 5.4%		
Amdocs (1)	119,000	3,758
Fiserv (1)	57,000	3,955
Gartner (1)	108,000	4,605
Global Payments	92,000	4,149
Vantiv, Class A (1)	52,000	1,021
Western Union	57,000	1,003
		18,491
Semiconductor & Semiconductor Equipment 6.3%		
Altera	57,000	2,269

Atmel (1)	293,000	2,889
Cree (1)	43,000	1,360
Intersil Holding, Class A	131,000	1,467
Marvell Technology Group (1)	175,000	2,753
Microchip Technology	51,000	1,897
NVIDIA (1)	179,000	2,755
PMC-Sierra (1)	47,000	340
Silicon Laboratories (1)	51,000	2,193
Xilinx	102,000	3,716
		21,639
Software 7.0%		
Ariba (1)	67,000	2,192
Concur Technologies (1)	46,000	2,639
FactSet Research Systems	26,000	2,575
Informatica (1)	23,000	1,217
MICROS Systems (1)	52,000	2,875
Nuance Communications (1)	193,000	4,937
Red Hat (1)	80,000	4,791
Rovi (1)	21,000	684
TIBCO Software (1)	70,000	2,135
		24,045
Total Information Technology		77,911
MATERIALS 2.5%		
Chemicals 0.7%		
Rockwood Holdings (1)	46,000	2,399
		2,399
Metals & Mining 1.8%		
Agnico-Eagle Mines	62,000	2,069
Franco-Nevada (CAD)	61,000	2,623
HudBay Minerals	22,000	241

Osisko Mining (CAD) (1)	118,000	1,370
		6,303
Total Materials		8,702
UTILITIES 1.3%		
Independent Power Producers & Energy Traders 1.3%		
Calpine (1)	263,000	4,526
Total Utilities		4,526
Total Miscellaneous Common Stocks 0.0% (3)		42
Total Common Stocks (Cost $222,742)		326,310
CONVERTIBLE PREFERRED STOCKS 0.7%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Catalog Retail 0.2%		
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $756 (1)(2)	137,560	756
Total Consumer Discretionary		756
ENERGY 0.2%		
Oil, Gas & Consumable Fuels 0.2%		
Halcon Resources, Acquisition Date: 3/1/12 Acquisition Cost $718 (1)(2)	8	711
Total Energy		711
INFORMATION TECHNOLOGY 0.3%		
Internet Software & Services 0.3%		
LivingSocial, Acquisition Date: 4/1/11 Acquisition Cost $907 (1)(2)	160,430	829

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of March 30, 2012, the last business day in the fund’s fiscal period ended March 31, 2012. Some foreign markets were open between March 30 and the close of the fund’s reporting period on March 31, but any differences in values and foreign exchange rates subsequent to March 30 through March 31 were immaterial to the fund’s financial statements.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at March 31, 2012, totaled $(404,000) for the three months ended March 31, 2012.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $240,603,000. Net unrealized gain aggregated $103,484,000 at period-end, of which $108,050,000 related to appreciated investments and $4,566,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 95.8%		
BIOTECHNOLOGY 32.3%		
Major Biotechnology 11.8%		
Achillion Pharmaceuticals (1)	5,800	56
Alkermes (1)	85,270	1,582
Allos Therapeutics (1)	17,400	26
Amgen (2)	22,700	1,543
ArQule (1)	6,500	46
Biogen Idec (1)(2)	6,000	756
Celgene (1)(2)	26,406	2,047
Dendreon (1)	37,200	396
Gilead Sciences (1)(2)	62,500	3,053
Human Genome Sciences (1)	71,380	588
Lexicon Pharmaceuticals (1)	20,600	38
Medicines Company (1)	74,800	1,501
Neurocrine Biosciences (1)	58,261	464
NPS Pharmaceuticals (1)	28,800	197
Savient Pharmaceuticals (1)	2,800	6
Seattle Genetics (1)	16,000	326
Sinovac Biotech (1)	17,500	36
United Therapeutics (1)	4,000	189
Vertex Pharmaceuticals (1)(2)	15,300	627
YM Biosciences (1)	97,600	182
		13,659
Other Biotechnology 20.5%		
3SBio, ADR (1)	12,100	179
Acorda Therapeutics (1)	13,900	369
Affymax (1)	1,500	18
Alexion Pharmaceuticals (1)(2)	96,280	8,941
Alexza Pharmaceuticals, Warrants, 10/20/16 Acquisition Date: 10/5/09, Acquisition Cost $— (1)(3)	2,070	—
Amylin Pharmaceuticals (1)	29,600	739
Ardea Biosciences (1)	14,800	322
AVEO Pharmaceuticals (1)	2,700	34

Vical (1)	55,700	189
		23,766
Total Biotechnology		37,425

LIFE SCIENCES 3.8%

Life Sciences 3.8%		
Abcam (GBP)	21,081	118
Agilent Technologies	1,500	67
BG Medicine (1)	7,400	52
Bruker (1)	27,700	424
Covance (1)	18,200	867
Dyadic International (1)	5,700	7
Gen-Probe (1)	1,200	80
GenMark Diagnostics (1)	18,300	74
Illumina (1)(2)	8,000	421
Mettler-Toledo International (1)	900	166
Monsanto (2)	10,520	839
Thermo Fisher Scientific	24,000	1,353
Total Life Sciences		4,468

PHARMACEUTICALS 17.6%

European Major - Pharmaceuticals 0.4%		
Bayer (EUR)	5,866	413
Bayer, ADR	200	14
Hikma Pharmaceuticals (GBP)	4,366	47
		474
Major Pharmaceuticals 14.8%		
Abbott Laboratories	14,600	895
Aegerion Pharmaceuticals (1)	17,600	243
Allergan (2)	4,400	420
Amarin, ADR (1)	49,900	565

Ariad Pharmaceuticals (1)	6,800	109
Basilea Pharmaceutica (CHF) (1)	728	41
Cadence Pharmaceuticals (1)	36,000	133
Cadence Pharmaceuticals, Warrants, 2/18/14 Aquistion Date: 2/18/09, Acquisition Cost $— (1)(3)	1,100	—
ChemoCentryx (1)	3,000	32
Elan, ADR (1)	118,076	1,772
Endocyte (1)	6,400	32
Forest Laboratories (1)	100	4
GlaxoSmithKline Pharmaceuticals (INR)	1,546	71
GTX (1)	11,800	45
Intercell (EUR) (1)	4,075	15
Ironwood Pharmaceuticals (1)	8,500	113
Jazz Pharmaceuticals (1)	16,600	805
Lijun International Pharmaceutical (HKD)	115,000	25
Medicis Pharmaceutical, Class A	100	4
Merck (2)	39,586	1,520
Mylan (1)	100	2
Novo Nordisk, B Shares (DKK)	2,765	383
Par Pharmaceutical (1)	1,400	54
Pfizer	29,100	659
Pharmacyclics (1)	56,800	1,577
Ranbaxy Laboratories (INR)	14,516	132
Roche Holding - Genusscheine (CHF)	5,094	887
Salix Pharmaceuticals (1)	5,900	310
Sanofi (EUR)	1,100	85
Sawai Pharmaceutical (JPY)	5,500	583
Shanghai Pharmaceuticals Holding, H Shares (HKD) (1)	150,600	242
Shire (GBP)	5,342	173
Shire, ADR	5,700	540
Simcere Pharmaceutical, ADR (1)	12,800	121
Teva Pharmaceutical, ADR	10,223	461
Towa Pharmaceutical (JPY)	5,700	283
UCB (EUR)	5,393	233

Valeant Pharmaceuticals International (1)(2)	58,189	3,124
Vectura (GBP) (1)	34,929	30
Warner Chilcott (1)	9,100	153
Watson Pharmaceuticals (1)	2,100	141
XenoPort (1)	40,300	181
		17,198
Specialty Pharmaceuticals 2.4%		
AMAG Pharmaceuticals (1)	16,700	266
Anacor Pharmaceuticals (1)	24,100	142
Auxilium Pharmaceuticals (1)	18,200	338
AVANIR Pharmaceuticals (1)	221,400	757
Depomed (1)	14,800	93
Impax Laboratories (1)	18,300	450
Ista Pharmaceuticals (1)	14,200	128
Pacira Pharmaceuticals (1)	29,300	338
Sun Pharmaceuticals Industries (INR)	8,527	95
Threshold Pharmaceuticals (1)	13,700	120
		2,727
Total Pharmaceuticals		20,399
PRODUCTS & DEVICES 14.3%		
Implants 12.0%		
ArthroCare (1)	8,800	236
Baxter International (2)	35,700	2,134
BioMimetic Therapeutics (1)	4,800	12
China Kanghui Holdings, ADR (1)	27,000	513
Covidien	39,650	2,168
DENTSPLY International	55,000	2,207
Edwards Lifesciences (1)(2)	13,000	945
Endologix (1)	5,800	85
EnteroMedics (1)	37,853	85

EnteroMedics, Warrants, 2/23/13, Acquisition Date: 2/23/09 Acquisition Cost $1 (1)(3)	9,950	—
EnteroMedics, Warrants, 6/8/16 (1)	8,500	8
EnteroMedics, Warrants, 9/28/16 (1)	2,620	3
HeartWare International (1)	8,650	568
Hospira (1)	10,300	385
Intuitive Surgical (1)(2)	350	190
Nobel Biocare (CHF)	4,017	50
Shandong Weigao Group Medical Polymer, H Shares (HKD)	224,000	254
Sonova (CHF)	970	108
St. Jude Medical	200	9
Straumann (CHF) (1)	663	113
Stryker	34,800	1,931
Tornier (1)	2,300	59
Volcano (1)	18,400	522
Zimmer Holdings (2)	21,300	1,369
		13,954
Other Products & Devices 2.3%		
Conceptus (1)	29,100	419
Cooper Companies	5,400	441
DynaVox, Class A (1)	8,400	26
Hill-Rom Holdings	5,700	190
IDEXX Laboratories (1)	14,100	1,233
Insulet (1)	17,600	337
		2,646
Total Products & Devices		16,600
SERVICES 27.8%		
Distribution 11.4%		
AmerisourceBergen	28,600	1,135
Cardinal Health	100	4
Catalyst Health Solutions (1)	18,800	1,198

China Medical System (HKD)	614,200	448
CP ALL (THB)	85,300	181
Express Scripts Holding (1)	27,100	1,468
Henry Schein (1)(2)	19,400	1,468
McKesson (2)	25,700	2,256
Medco (1)	2,900	204
MWI Veterinary Supply (1)	3,500	308
Owens & Minor	6,600	201
Raia Drogasil (BRL)	38,142	366
Shoppers Drug Mart (CAD)	10,900	478
Sinopharm, H Shares (HKD)	42,000	117
SXC Health Solutions (1)(2)	45,500	3,411
		13,243
Information 3.0%		
Allscripts Healthcare Solutions (1)	50,600	840
athenahealth (1)	14,600	1,082
Cerner (1)	6,400	487
Maximus	7,900	321
Nuance Communications (1)	29,500	755
		3,485
Other Services 2.3%		
Advisory Board (1)	5,100	452
Fleury (BRL)	20,600	273
HMS Holdings (1)	24,000	749
Laboratory Corporation of America (1)	2,000	183
MEDNAX (1)	11,000	818
Quest Diagnostics	3,700	226
		2,701
Payors 6.5%		
Aetna	19,800	993
AMERIGROUP (1)	21,800	1,467
Centene (1)	10,900	534

Triple-S Management, Class B (1)	5,800	134
UnitedHealth Group (2)	45,500	2,682
Wellcare Health Plans (1)	12,000	862
WellPoint (2)	11,720	865
		7,537
Providers 4.6%		
Acadia Healthcare (1)	16,200	264
Amil Participacoes (BRL)	17,700	184
Bangkok Dusit Medical Services (THB)	202,200	568
Bumrungrad Hospital (THB) (1)	74,600	128
Community Health Systems (1)	9,200	205
DaVita (1)	10,300	929
Fortis Healthcare (INR) (1)	65,375	128
Fresenius (EUR)	1,762	181
Fresenius Medical Care (EUR)	7,277	516
HCA Holdings	14,600	361
Health Management (1)	17,300	116
LCA-Vision (1)	29,200	183
OdontoPrev (BRL)	9,200	155
Select Medical Holdings (1)	26,800	206
Universal Health Services	28,400	1,190
		5,314
Total Services		32,280
Total Common Stocks (Cost $86,008)		111,172
CONVERTIBLE PREFERRED STOCKS 0.1%		
BIOTECHNOLOGY 0.1%		
Other Biotechnology 0.1%		
Tesaro, Acquisition Date: 6/6/11 - 3/21/12 Acquisition Cost $95 (1)(3)	43,512	95

Total Convertible Preferred Stocks (Cost $94)		95
CONVERTIBLE BONDS 0.0%		
HeartWare International, 3.50%, 12/15/17	24,000	25
Insulet, 3.75%, 6/15/16	20,000	21
Total Convertible Bonds (Cost $44)		46
OPTIONS PURCHASED 0.0%		
Affymax, Call, 4/21/12 @ $12.00 (1)	2,900	2
Total Options Purchased (Cost $6)		2
SHORT-TERM INVESTMENTS 4.9%		
Money Market Funds 4.9%		
T. Rowe Price Reserve Investment Fund, 0.09% (4)(5)	5,642,679	5,643
Total Short-Term Investments (Cost $5,643)		5,643
Total Investments in Securities		
100.8% of Net Assets (Cost $91,795)		**$ 116,958**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is pledged to cover written call options at March 31, 2012.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $144 and represents 0.1% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depository Receipts
BRL Brazilian Real
CAD Canadian Dollar

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
THB	Thai Baht

OPTIONS WRITTEN (0.8)%

Abbott Laboratories, Put, 1/19/13 @ $62.50 (1)	2,900	(15)
Agilent Technologies, Put, 1/19/13 @ $45.00 (1)	700	(4)
Alexion Pharmaceuticals, Call, 5/19/12 @ $80.00 (1)	1,200	(17)
Alexion Pharmaceuticals, Call, 5/19/12 @ $85.00 (1)	1,800	(17)
Alexion Pharmaceuticals, Call, 5/19/12 @ $95.00 (1)	700	(3)
Alexion Pharmaceuticals, Call, 8/18/12 @ $85.00 (1)	1,400	(18)
Alexion Pharmaceuticals, Put, 5/19/12 @ $70.00 (1)	400	—
Alexion Pharmaceuticals, Put, 5/19/12 @ $75.00 (1)	100	—
Alexion Pharmaceuticals, Put, 5/19/12 @ $80.00 (1)	1,100	(1)
Alexion Pharmaceuticals, Put, 5/19/12 @ $85.00 (1)	500	(1)
Alexion Pharmaceuticals, Put, 8/18/12 @ $80.00 (1)	1,100	(4)
Allergan, Call, 4/21/12 @ $95.00 (1)	600	(1)
Allergan, Call, 7/21/12 @ $100.00 (1)	700	(1)
AMERIGROUP, Put, 6/16/12 @ $60.00 (1)	600	(1)
AMERIGROUP, Put, 1/19/13 @ $70.00 (1)	700	(7)
Amgen, Call, 4/21/12 @ $65.00 (1)	1,200	(4)
Amgen, Call, 4/21/12 @ $70.00 (1)	1,100	—
Amgen, Call, 4/21/12 @ $72.50 (1)	2,100	—
Amgen, Call, 7/21/12 @ $75.00 (1)	2,100	(1)
Amylin Pharmaceuticals, Put, 1/19/13 @ $20.00 (1)	600	(1)
athenahealth, Put, 6/16/12 @ $50.00 (1)	800	—

Baxter International, Call, 5/19/12 @ $62.50 (1)	1,900	(1)
Baxter International, Put, 1/19/13 @ $60.00 (1)	1,100	(5)
Baxter International, Put, 1/19/13 @ $65.00 (1)	1,100	(9)
Biogen Idec, Call, 1/19/13 @ $135.00 (1)	1,400	(13)
Biogen Idec, Put, 1/19/13 @ $115.00 (1)	1,900	(17)
Biogen Idec, Put, 1/19/13 @ $120.00 (1)	1,300	(14)
Catalyst Health Solutions, Put, 6/16/12 @ $50.00 (1)	700	—
Celgene, Call, 4/21/12 @ $80.00 (1)	300	—
Celgene, Call, 1/19/13 @ $85.00 (1)	2,700	(10)
Celgene, Call, 1/19/13 @ $90.00 (1)	2,700	(6)
Cooper Companies, Put, 5/19/12 @ $55.00 (1)	1,200	—
Coventry Health Care, Put, 8/18/12 @ $35.00 (1)	1,700	(4)
Covidien, Put, 7/21/12 @ $50.00 (1)	600	(1)
CVS Caremark, Put, 1/19/13 @ $45.00 (1)	5,500	(21)
DaVita, Put, 4/21/12 @ $60.00 (1)	1,300	—
DaVita, Put, 7/21/12 @ $90.00 (1)	100	—
DENTSPLY International, Put, 4/21/12 @ $40.00 (1)	2,900	(2)
Edwards Lifesciences, Call, 5/19/12 @ $95.00 (1)	1,900	—
Edwards Lifesciences, Put, 1/19/13 @ $70.00 (1)	900	(6)
Express Scripts, Put, 6/16/12 @ $50.00 (1)	700	(1)
Express Scripts, Put, 1/19/13 @ $50.00 (1)	800	(3)
Express Scripts, Put, 1/19/13 @ $55.00 (1)	1,400	(8)
Express Scripts, Put, 1/19/13 @ $57.50 (1)	1,500	(11)
Forest Laboratories, Put, 1/19/13 @ $35.00 (1)	1,300	(4)
Forest Laboratories, Put, 1/19/13 @ $40.00 (1)	6,300	(39)
Gilead Sciences, Call, 8/18/12 @ $55.00 (1)	1,400	(2)
Gilead Sciences, Put, 8/18/12 @ $45.00 (1)	300	(1)
Gilead Sciences, Put, 1/19/13 @ $35.00 (1)	800	(1)
Gilead Sciences, Put, 1/19/13 @ $55.00 (1)	1,100	(10)

Gilead Sciences, Put, 1/19/13 @ $60.00 (1)	1,100	(14)
Henry Schein, Call, 7/21/12 @ $80.00 (1)	700	(1)
Human Genome Sciences, Put, 4/21/12 @ $20.00 (1)	1,200	(14)
Humana, Put, 1/19/13 @ $85.00 (1)	1,300	(8)
Humana, Put, 1/19/13 @ $97.50 (1)	2,100	(25)
Idenix Pharmaceuticals, Put, 7/21/12 @ $12.50 (1)	800	(3)
Illumina, Call, 6/16/12 @ $55.00 (1)	300	(1)
Incyte, Call, 9/22/12 @ $22.50 (1)	2,900	(4)
InterMune, Call, 4/21/12 @ $20.00 (1)	3,700	—
InterMune, Put, 1/19/13 @ $20.00 (1)	1,500	(11)
Intuitive Surgical, Call, 1/19/13 @ $550.00 (1)	300	(16)
Intuitive Surgical, Put, 1/19/13 @ $400.00 (1)	100	(1)
Johnson & Johnson, Put, 4/21/12 @ $70.00 (1)	2,200	(9)
Johnson & Johnson, Put, 1/19/13 @ $67.50 (1)	1,800	(9)
Johnson & Johnson, Put, 1/19/13 @ $70.00 (1)	1,600	(11)
Maximus, Put, 4/21/12 @ $40.00 (1)	4,800	(3)
McKesson, Call, 8/18/12 @ $95.00 (1)	700	(1)
McKesson, Call, 1/19/13 @ $95.00 (1)	2,100	(7)
Medicis Pharmaceuticals, Put, 7/21/12 @ $35.00 (1)	2,000	(2)
Medtronic, Put, 1/19/13 @ $40.00 (1)	2,900	(12)
Merck, Call, 1/19/13 @ $40.00 (1)	2,500	(4)
Merck, Put, 1/19/13 @ $45.00 (1)	2,700	(22)
Monsanto, Call, 7/21/12 @ $90.00 (1)	1,400	(1)
Monsanto, Call, 1/19/13 @ $90.00 (1)	700	(3)
Monsanto, Put, 7/21/12 @ $80.00 (1)	300	(1)
Monsanto, Put, 1/19/13 @ $80.00 (1)	700	(6)
Nuance Communications, Put, 4/21/12 @ $25.00 (1)	700	—
Nuance Communications, Put, 1/19/13 @ $30.00 (1)	2,100	(13)
Pfizer, Put, 1/19/13 @ $22.50 (1)	8,400	(15)

Pfizer, Put, 1/19/13 @ $25.00 (1)	10,700	(36)
Pfizer, Put, 1/19/13 @ $27.00 (1)	11,600	(60)
Quest Diagnostics, Put, 5/19/12 @ $60.00 (1)	700	(1)
Quest Diagnostics, Put, 8/18/12 @ $60.00 (1)	1,200	(3)
Quest Diagnostics, Put, 8/18/12 @ $65.00 (1)	2,400	(13)
Regeneron Pharmaceuticals, Call, 5/19/12 @ $80.00 (1)	1,400	(53)
Regeneron Pharmaceuticals, Call, 5/19/12 @ $85.00 (1)	1,400	(46)
Regeneron Pharmaceuticals, Call, 1/19/13 @ $135.00 (1)	2,100	(26)
Regeneron Pharmaceuticals, Put, 5/19/12 @ $90.00 (1)	1,600	(3)
Regeneron Pharmaceuticals, Put, 5/19/12 @ $100.00 (1)	100	—
Regeneron Pharmaceuticals, Put, 1/19/13 @ $105.00 (1)	1,100	(16)
Salix Pharmaceuticals, Put, 7/21/12 @ $45.00 (1)	200	(1)
Sanofi, Put, 9/22/12 @ $41.00 (1)	5,600	(25)
St. Jude Medical, Put, 1/19/13 @ $45.00 (1)	1,000	(5)
Stryker, Put, 1/19/13 @ $60.00 (1)	700	(5)
Stryker, Put, 1/19/13 @ $65.00 (1)	300	(3)
SXC Health Solutions, Call, 10/20/12 @ $95.00 (1)	700	(1)
SXC Health Solutions, Put, 7/21/12 @ $65.00 (1)	700	(2)
SXC Health Solutions, Put, 10/20/12 @ $70.00 (1)	1,400	(8)
Teva Pharmaceutical, Put, 1/19/13 @ $45.00 (1)	700	(3)
Teva Pharmaceutical, Put, 1/19/13 @ $50.00 (1)	2,000	(14)
Teva Pharmaceutical, Put, 1/19/13 @ $52.50 (1)	800	(7)
Teva Pharmaceutical, Put, 1/19/13 @ $55.00 (1)	600	(7)
Thermo Fisher Scientific, Put, 6/16/12 @ $50.00 (1)	1,300	(1)
UnitedHealth Group, Call, 1/19/13 @ $65.00 (1)	4,200	(11)
UnitedHealth Group, Put, 1/19/13 @ $55.00 (1)	700	(3)
Valeant Pharmaceuticals International Call, 4/21/12 @ $55.00 (1)	1,400	(1)
Valeant Pharmaceuticals International Put, 4/21/12 @ $50.00 (1)	1,300	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Values in the accompanying Portfolio of Investments are as of March 30, 2012, the last business day in the fund’s fiscal period ended March 31, 2012. Some foreign markets were open between March 30 and the close of the fund’s reporting period on March 31, but any differences in values and foreign exchange rates subsequent to March 30 through March 31 were immaterial to the fund’s financial statements.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the closing settlement prices.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at March 31, 2012, totaled $0 for the three months ended March 31, 2012.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Options
The fund may use options to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security and/or currency at a specified exercise price at any time during the period of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange; movements in underlying security values and/or currency values; and for written options, potential losses in excess of the fund’s initial investment. Options are included in net assets at fair value.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $91,795,000. Net unrealized gain aggregated $25,365,000 at period-end, of which $29,118,000 related to appreciated investments and $3,753,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 97.9%		
CONSUMER DISCRETIONARY 10.8%		
Auto Components 0.3%		
Borg-Warner (1)(2)	80	7
Goodyear Tire & Rubber (2)	170	2
Johnson Controls	480	15
		24
Automobiles 0.4%		
Ford Motor (1)	2,790	35
Harley-Davidson	160	8
		43
Distributors 0.1%		
Genuine Parts (1)	110	7
		7
Diversified Consumer Services 0.1%		
Apollo Group, Class A (1)(2)	80	3
DeVry	40	1
H&R Block	210	4
		8
Hotels, Restaurants & Leisure 1.9%		
Carnival (1)	320	10
Chipotle Mexican Grill (1)(2)	20	8
Darden Restaurants (1)	95	5
International Game Technology (1)	210	4
Marriott, Class A (1)	190	7
McDonald's	740	73
Starbucks (1)	540	30
Starwood Hotels & Resorts Worldwide	140	8
Wyndham Worldwide	108	5
Wynn Resorts	60	8

Yum! Brands (1)	330	23
		181
Household Durables 0.2%		
D. R. Horton (1)	200	3
Harman International (1)	50	2
Leggett & Platt (1)	100	2
Lennar, Class A (1)	110	3
Newell Rubbermaid (1)	200	4
Pulte Group (1)(2)	268	3
Whirlpool (1)	56	4
		21
Internet & Catalog Retail 1.0%		
Amazon.com (1)(2)	260	53
Expedia (1)	65	2
Netflix (1)(2)	40	4
priceline.com (1)(2)	40	29
TripAdvisor (1)(2)	65	2
		90
Leisure Equipment & Products 0.1%		
Hasbro (1)	80	3
Mattel (1)	240	8
		11
Media 3.2%		
Cablevision, Class A (1)	170	2
CBS, Class B (1)	465	16
Comcast, Class A	1,964	59
DIRECTV (2)	500	25
Discovery Communications, Class A (1)(2)	190	10
Gannett (1)	170	3
Interpublic Group (1)	334	4
McGraw-Hill	210	10

News Corporation, Class A (1)	1,580	31
Omnicom (1)	200	10
Scripps Networks Interactive (1)	70	3
Time Warner	711	27
Time Warner Cable, Class A	226	18
Viacom, Class B	395	19
Walt Disney (1)	1,290	56
Washington Post, Class B (1)	7	3
		296
Multiline Retail 0.8%		
Big Lots (1)(2)	50	2
Dollar Tree (1)(2)	90	8
Family Dollar Stores	80	5
J.C. Penney (1)	100	4
Kohl's (1)	180	9
Macy's	302	12
Nordstrom (1)	120	7
Sears Holding (1)(2)	30	2
Target	480	28
		77
Specialty Retail 2.0%		
Abercrombie & Fitch (1)	60	3
Autonation (1)(2)	30	1
AutoZone (2)	20	7
Bed Bath & Beyond (1)(2)	170	11
Best Buy (1)	210	5
CarMax (1)(2)	160	6
GameStop (1)	100	2
GAP (1)	250	7
Home Depot	1,130	57
Lowe's	890	28
O'Reilly Automotive (1)(2)	90	8

Ross Stores (1)	160	9
Staples (1)	505	8
The Limited (1)	170	8
Tiffany (1)	90	6
TJX	540	22
Urban Outfitters (1)(2)	80	2
		190
Textiles, Apparel & Luxury Goods 0.7%		
Coach	210	16
Nike, Class B	270	29
Ralph Lauren (1)	50	9
V. F.	60	9
		63
Total Consumer Discretionary		1,011
CONSUMER STAPLES 10.6%		
Beverages 2.5%		
Beam	110	7
Brown-Forman, Class B	75	6
Coca-Cola	1,630	121
Coca-Cola Enterprises	220	6
Constellation Brands, Class A (1)(2)	130	3
Dr Pepper Snapple (1)	150	6
Molson Coors Brewing, Class B	110	5
PepsiCo	1,131	75
		229
Food & Staples Retailing 2.2%		
Costco Wholesale	310	28
CVS Caremark	935	42
Kroger	420	10
Safeway (1)	240	5

SUPERVALU (1)	153	1
Sysco (1)	420	12
Wal-Mart (1)	1,270	78
Walgreen (1)	630	21
Whole Foods Market	120	10
		207
Food Products 1.7%		
Archer-Daniels-Midland	473	15
Campbell Soup (1)	130	4
ConAgra	290	8
General Mills	460	18
H.J. Heinz (1)	230	12
Hershey Foods	110	7
Hormel Foods (1)	100	3
J.M. Smucker (1)	80	7
Kellogg (1)	190	10
Kraft Foods, Class A	1,270	48
McCormick (1)	90	5
Mead Johnson Nutrition, Class A	150	12
Sara Lee	420	9
Tyson Foods, Class A	210	4
		162
Household Products 2.1%		
Clorox (1)	90	6
Colgate-Palmolive	350	34
Kimberly-Clark (1)	280	21
Procter & Gamble	1,986	134
		195
Personal Products 0.2%		
Avon	300	6

Estee Lauder, Class A (1)	160	10
		16
Tobacco 1.9%		
Altria Group (1)	1,480	45
Lorillard	100	13
Philip Morris International	1,250	111
Reynolds American	240	10
		179
Total Consumer Staples		988
ENERGY 11.0%		
Energy Equipment & Services 1.8%		
Baker Hughes	312	13
Cameron International (2)	170	9
Diamond Offshore Drilling (1)	50	3
FMC Technologies (1)(2)	170	9
Halliburton (1)	650	22
Helmerich & Payne (1)	80	4
Nabors Industries (1)(2)	200	4
National Oilwell Varco	300	24
Noble (1)	180	7
Rowan (2)	90	3
Schlumberger	965	67
		165
Oil, Gas & Consumable Fuels 9.2%		
Alpha Natural Resources (2)	161	2
Anadarko Petroleum	360	28
Apache	278	28
Cabot Oil & Gas	150	5
Chesapeake Energy (1)	470	11
Chevron	1,430	153

ConocoPhillips	920	70
CONSOL Energy (1)	160	5
Denbury Resources (2)	280	5
Devon Energy	290	21
El Paso Corporation (1)	551	16
EOG Resources (1)	200	22
EQT	110	5
ExxonMobil	3,398	295
Hess	220	13
Marathon Oil	498	16
Marathon Petroleum	254	11
Murphy Oil	140	8
Newfield Exploration (1)(2)	90	3
Noble Energy (1)	130	13
Occidental Petroleum	590	56
Peabody Energy	190	5
Pioneer Natural Resources (1)	90	10
QEP Resources (1)	130	4
Range Resources	110	6
Southwestern Energy (2)	250	8
Spectra Energy (1)	460	15
Sunoco (1)	80	3
Tesoro Petroleum (2)	100	3
Valero Energy (1)	400	10
Williams Companies	420	13
WPX Energy (2)	140	3
		866
Total Energy		1,031
FINANCIALS 14.5%		
Capital Markets 2.0%		
Ameriprise Financial	160	9
Bank of New York Mellon (1)	863	21

BlackRock (1)	70	14
Charles Schwab (1)	770	11
E*TRADE Financial (2)	179	2
Federated Investors, Class B (1)	70	2
Franklin Resources (1)	190	24
Goldman Sachs	360	45
Invesco	320	8
Legg Mason	110	3
Morgan Stanley (1)	1,070	21
Northern Trust (1)	170	8
State Street	350	16
		184
Commercial Banks 2.8%		
BB&T (1)	490	15
Comerica (1)	140	4
Fifth Third Bancorp (1)	647	9
First Horizon National (1)	183	2
Huntington Bancshares (1)	710	5
KeyCorp	680	6
M&T Bank (1)	90	8
PNC Financial Services Group (1)	378	24
Regions Financial	990	6
SunTrust	380	9
U.S. Bancorp (1)	1,377	44
Wells Fargo	3,800	130
Zions Bancorporation (1)	140	3
		265
Consumer Finance 0.9%		
American Express	720	42
Capital One Financial	400	22
Discover Financial	390	13

SLM Corporation (1)	360	6
		83
Diversified Financial Services 3.4%		
Bank of America	7,690	74
Citigroup	2,106	77
CME Group (1)	50	14
IntercontinentalExchange (2)	50	7
JPMorgan Chase	2,753	126
Leucadia National (1)	140	4
Moody's (1)	140	6
NASDAQ OMX Group (2)	90	2
NYSE Euronext	190	6
		316
Insurance 3.4%		
ACE	240	18
Aflac	330	15
Allstate (1)	360	12
American International Group (2)	240	7
Aon (1)	230	11
Assurant	70	3
Berkshire Hathaway, Class B (2)	1,270	103
Chubb	200	14
Cincinnati Financial (1)	117	4
Genworth Financial, Class A (1)(2)	360	3
Hartford Financial Services (1)	320	7
Lincoln National (1)	218	6
Loews	220	9
Marsh & McLennan (1)	380	12
MetLife (1)	750	28
Principal Financial Group (1)	220	6
Progressive (1)	440	10
Prudential Financial	340	22

Peoples United Financial (1)	250	3
		7
Total Financials		1,361

HEALTH CARE 11.2%

Biotechnology 1.2%

Amgen	573	39
Biogen Idec (2)	173	21
Celgene (2)	320	25
Gilead Sciences (2)	530	26
		111

Health Care Equipment & Supplies 1.7%

Baxter International	400	24
Becton, Dickinson & Company (1)	150	12
Boston Scientific (1)(2)	1,142	7
C. R. Bard	60	6
CareFusion (2)	160	4
Covidien	340	19
DENTSPLY International (1)	100	4
Edwards Lifesciences (2)	80	6
Intuitive Surgical (2)	30	16
Medtronic (1)	750	29
St. Jude Medical (1)	230	10
Stryker (1)	230	13
Varian Medical Systems (1)(2)	80	5
Zimmer Holdings (1)	133	8
		163

Health Care Providers & Services 2.1%

Aetna (1)	260	13
AmerisourceBergen	180	7
Cardinal Health	240	10

Cigna	200	10
Coventry Health Care	100	4
DaVita (2)	70	6
Express Scripts Holding (1)(2)	350	19
Humana	120	11
Laboratory Corporation of America (1)(2)	70	6
McKesson	180	16
Medco (2)	280	20
Patterson Companies (1)	60	2
Quest Diagnostics	110	7
Tenet Healthcare (1)(2)	305	2
UnitedHealth Group (1)	760	45
WellPoint	250	18
		196
Health Care Technology 0.1%		
Cerner (1)(2)	100	8
		8
Life Sciences Tools & Services 0.4%		
Agilent Technologies	250	11
Life Technologies (2)	127	6
PerkinElmer	90	3
Thermo Fisher Scientific	270	15
Waters (2)	60	6
		41
Pharmaceuticals 5.7%		
Abbott Laboratories (1)	1,130	69
Allergan	220	21
Bristol Myers Squibb	1,240	42
Eli Lilly	740	30
Forest Laboratories (2)	190	7
Hospira (1)(2)	119	4
Johnson & Johnson	1,978	131

Merck	2,195	84
Mylan (1)(2)	300	7
Perrigo (1)	70	7
Pfizer	5,438	123
Watson Pharmaceuticals (2)	90	6
		531
Total Health Care		1,050

INDUSTRIALS & BUSINESS SERVICES 10.3%

Aerospace & Defense 2.6%

Boeing	530	39
General Dynamics (1)	260	19
Goodrich (1)	90	11
Harris	80	4
Honeywell International	550	34
L-3 Communication	70	5
Lockheed Martin (1)	190	17
Northrop Grumman	184	11
Precision Castparts	100	17
Raytheon (1)	250	13
Rockwell Collins (1)	110	6
SAIC (1)(2)	190	3
Textron (1)	200	6
United Technologies	660	55
		240

Air Freight & Logistics 1.0%

C.H. Robinson Worldwide (1)	120	8
Expeditors International of Washington (1)	150	7
FedEx	230	21
UPS, Class B (1)	690	56
		92

Airlines 0.0%		
Southwest Airlines (1)	550	4
		4
Building Products 0.0%		
Masco (1)	250	3
		3
Commercial Services & Supplies 0.4%		
Avery Dennison (1)	70	2
Cintas (1)	80	3
Pitney Bowes (1)	140	2
R.R. Donnelley (1)	150	2
Republic Services	222	7
Stericycle (2)	60	5
Waste Management (1)	330	12
		33
Construction & Engineering 0.1%		
Fluor	120	7
Jacobs Engineering Group (2)	90	4
Quanta Services (2)	150	3
		14
Electrical Equipment 0.5%		
Cooper Industries (1)	110	7
Emerson Electric	530	28
Rockwell Automation	100	8
Roper Industries (1)	70	7
		50
Industrial Conglomerates 2.6%		
3M	510	45
Danaher (1)	410	23
GE	7,590	152

Tyco International	330	19
		239
Machinery 2.0%		
Caterpillar	470	50
Cummins (1)	140	17
Deere (1)	300	24
Dover (1)	130	8
Eaton	240	12
Flowserve (1)	40	5
Illinois Tool Works (1)	350	20
Ingersoll-Rand (1)	220	9
Joy Global (1)	75	5
PACCAR	250	12
Pall	80	5
Parker Hannifin	105	9
Snap-On	40	2
Stanley Black & Decker	120	9
		187
Professional Services 0.1%		
Dun & Bradstreet	30	3
Equifax (1)	90	4
Robert Half International (1)	100	3
		10
Road & Rail 0.8%		
CSX	760	16
Norfolk Southern	240	16
Ryder System	40	2
Union Pacific	350	38
		72
Trading Companies & Distributors 0.2%		
Fastenal (1)	210	11

W. W. Grainger (1)	40	9
		20
Total Industrials & Business Services		964

INFORMATION TECHNOLOGY 20.1%

Communications Equipment 2.2%

Cisco Systems	3,910	83
F5 Networks (2)	60	8
JDS Uniphase (1)(2)	162	2
Juniper Networks (1)(2)	370	8
Motorola Mobility (2)	191	8
Motorola Solutions	211	11
Qualcomm	1,220	83
		203

Computers & Peripherals 5.6%

Apple (2)	670	402
Dell (1)(2)	1,080	18
EMC (1)(2)	1,480	44
Hewlett-Packard	1,427	34
Lexmark International	60	2
NetApp (1)(2)	260	12
SanDisk (2)	170	8
Western Digital (2)	170	7
		527

Electronic Equipment, Instruments & Components 0.5%

Amphenol, Class A (1)	120	7
Corning	1,120	16
First Solar (1)(2)	40	1
FLIR Systems (1)	120	3
Jabil Circuit	130	3
Molex (1)	100	3

TE Connectivity	300	11
		44
Internet Software & Services 1.8%		
Akamai Technologies (1)(2)	130	5
eBay (2)	820	30
Google, Class A (2)	185	119
VeriSign	110	4
Yahoo! (1)(2)	880	13
		171
IT Services 3.9%		
Accenture, Class A (1)	460	30
Automatic Data Processing	350	19
Cognizant Technology Solutions (2)	220	17
Computer Sciences (1)	110	3
Fidelity National Information	170	6
Fiserv (1)(2)	100	7
IBM	830	173
Iron Mountain (1)	130	4
MasterCard, Class A	80	34
Paychex (1)	230	7
Teradata (2)	120	8
Total System Services	113	3
Visa, Class A	360	42
Western Union	435	8
		361
Office Electronics 0.1%		
Xerox	995	8
		8
Semiconductor & Semiconductor Equipment 2.3%		
Advanced Micro Devices (1)(2)	500	4
Altera	230	9

MATERIALS 3.4%

Chemicals 2.3%

Air Products & Chemicals	150	14
Airgas (1)	50	4
CF Industries	50	9
Dow Chemical (1)	838	29
DuPont (1)	660	35
Eastman Chemical	100	5
Ecolab (1)	220	14
FMC (1)	50	5
International Flavors & Fragrances	60	3
Monsanto	390	31
Mosaic	210	12
PPG Industries (1)	110	11
Praxair	220	25
Sherwin-Williams	60	6
Sigma Aldrich (1)	90	7
		210

Construction Materials 0.0%

Vulcan Materials	90	4
		4

Containers & Packaging 0.1%

Ball (1)	120	5
Bemis (1)	70	2
Owens-Illinois (2)	120	3
Sealed Air	140	3
		13

Metals & Mining 0.8%

Alcoa (1)	770	8
Allegheny Technologies (1)	80	3
Cliffs Natural Resources (1)	100	7

Freeport-McMoRan Copper & Gold	684	26
Newmont Mining	360	18
Nucor (1)	230	10
Titanium Metals	60	1
U.S. Steel (1)	100	3
		76
Paper & Forest Products 0.2%		
International Paper	310	11
MeadWestvaco (1)	118	4
		15
Total Materials		318
TELECOMMUNICATION SERVICES 2.7%		
Diversified Telecommunication Services 2.5%		
AT&T	4,260	133
CenturyLink	443	17
Frontier Communications (1)	794	3
Verizon Communications	2,060	79
Windstream (1)	413	5
		237
Wireless Telecommunication Services 0.2%		
Crown Castle International (1)(2)	140	8
MetroPCS Communications (2)	210	2
Sprint Nextel (2)	2,213	6
		16
Total Telecommunication Services		253
UTILITIES 3.3%		
Electric Utilities 1.8%		
American Electric Power	340	13

Duke Energy (1)	961	20
Edison International (1)	230	10
Entergy	130	9
Exelon	610	24
FirstEnergy	293	13
NextEra Energy (1)	300	18
Northeast Utilities (1)	130	5
Pepco	160	3
Pinnacle West Capital	80	4
PPL	410	12
Progress Energy (1)	210	11
Southern Company (1)	620	28
		170
Gas Utilities 0.1%		
AGL Resources	85	3
ONEOK	70	6
		9
Independent Power Producers & Energy Traders 0.1%		
AES (1)(2)	460	6
NRG Energy (1)(2)	170	3
		9
Multi-Utilities 1.3%		
Ameren (1)	170	5
CenterPoint Energy	300	6
CMS Energy (1)	180	4
Consolidated Edison (1)	210	12
Dominion Resources	410	21
DTE Energy	120	7
Integrys Energy Group (1)	60	3
NiSource	200	5
PG&E (1)	290	12
Public Service Enterprise	360	11

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 3/31/12	Value 12/31/11
T. Rowe Price Reserve Investment Fund, 0.09%	¤	¤	$ - ^	$ 1,779	$ 1,393
Totals			$ -	$ 1,779	$ 1,393

¤ Purchase and sale information not shown for cash management funds.

^ Excludes earnings on securities lending collateral invested in the T. Rowe Price Reserve Investment Fund, which are subject to rebates and fees.

Other information for the period ended March 31, 2012 related to affiliated companies is as follows:

Investment in securities, at cost	$ 1,779
Dividend income	-
Interest income	-
Investment income	$ -
Realized gain (loss) on securities	$ -
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index®.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker in its sole discretion may change margin requirements applicable to the fund.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying portfolio of investments, but collateral received in the form of securities are not. On March 31, 2012, the value of cash collateral investments was $1,594,000, and the value of loaned securities was $1,564,000.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $7,893,000. Net unrealized gain aggregated $3,154,000 at period-end, of which $3,542,000 related to appreciated investments and $388,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.7%		
CONSUMER DISCRETIONARY 23.9%		
Auto Components 0.3%		
Johnson Controls	27,600	896
		896
Automobiles 0.2%		
General Motors (1)	100	3
Harley-Davidson (2)	14,000	687
		690
Diversified Consumer Services 0.1%		
Weight Watchers	1,800	139
		139
Hotels, Restaurants & Leisure 8.6%		
Carnival	48,600	1,559
Chipotle Mexican Grill (1)	4,800	2,006
Las Vegas Sands	64,900	3,736
Marriott, Class A (2)	63,371	2,399
McDonald's	19,300	1,893
Starbucks	119,400	6,673
Starwood Hotels & Resorts Worldwide	40,200	2,268
Tim Hortons	500	27
Wynn Resorts	1,800	225
Yum! Brands	34,400	2,449
		23,235
Internet & Catalog Retail 7.0%		
Amazon.com (1)	46,100	9,336
Groupon (1)	20,600	379
Liberty Interactive (1)	52,300	998
priceline.com (1)	11,600	8,323
		19,036

Media 1.5%		
Discovery Communications, Class C (1)	39,012	1,829
Omnicom (2)	12,200	618
Time Warner	100	4
Walt Disney	34,000	1,488
		3,939
Multiline Retail 0.1%		
Dollar Tree (1)	2,150	203
		203
Specialty Retail 1.8%		
Bed Bath & Beyond (1)	12,700	835
Home Depot	6,600	332
Lowe's	20,300	637
O'Reilly Automotive (1)	24,000	2,193
The Limited	12,900	619
Tiffany (2)	2,100	145
		4,761
Textiles, Apparel & Luxury Goods 4.3%		
Coach	25,800	1,994
Fossil (1)	20,000	2,640
Nike, Class B	27,900	3,025
PVH	13,200	1,179
Ralph Lauren	15,500	2,702
		11,540
Total Consumer Discretionary		64,439
CONSUMER STAPLES 0.9%		
Beverages 0.2%		
Coca-Cola	400	30

Monster Beverage (1)	9,000	559
		589
Food & Staples Retailing 0.7%		
Costco Wholesale	100	9
Whole Foods Market	21,300	1,772
		1,781
Total Consumer Staples		2,370
ENERGY 5.3%		
Energy Equipment & Services 2.7%		
Cameron International (1)	30,300	1,601
FMC Technologies (1)	21,900	1,104
Halliburton	2,000	67
Schlumberger	66,200	4,629
		7,401
Oil, Gas & Consumable Fuels 2.6%		
Concho Resources (1)	15,800	1,613
Devon Energy	1,200	85
EOG Resources	19,100	2,122
EQT	11,900	574
Occidental Petroleum	11,200	1,067
Pioneer Natural Resources	8,500	948
Range Resources	10,500	610
		7,019
Total Energy		14,420
FINANCIALS 9.2%		
Capital Markets 4.0%		
Ameriprise Financial	17,296	988
BlackRock	800	164

Charles Schwab	130	2
Franklin Resources	37,800	4,688
Goldman Sachs	800	99
Invesco	113,400	3,024
Northern Trust	14,300	679
State Street	15,000	683
TD Ameritrade Holding	17,300	342
		10,669
Commercial Banks 0.7%		
U.S. Bancorp	49,200	1,559
Wells Fargo	5,000	171
		1,730
Consumer Finance 1.1%		
American Express	51,680	2,990
		2,990
Diversified Financial Services 1.0%		
Citigroup	700	26
CME Group	100	29
IntercontinentalExchange (1)	11,600	1,594
JPMorgan Chase	25,000	1,149
		2,798
Insurance 0.5%		
Marsh & McLennan	8,900	292
Prudential Financial	18,400	1,166
		1,458
Real Estate Investment Trusts (REITs) 1.9%		
American Tower, REIT	81,200	5,117
		5,117
Total Financials		24,762

HEALTH CARE 9.8%		
Biotechnology 3.7%		
Alexion Pharmaceuticals (1)	17,800	1,653
Amgen	500	34
Biogen Idec (1)	25,000	3,149
Celgene (1)	47,000	3,644
Gilead Sciences (1)	32,100	1,568
		10,048
Health Care Equipment & Supplies 1.1%		
Baxter International	18,900	1,130
Covidien	10,100	552
Edwards Lifesciences (1)	3,100	226
Intuitive Surgical (1)(2)	100	54
Stryker	20,300	1,126
		3,088
Health Care Providers & Services 3.8%		
Cardinal Health	38,600	1,664
Express Scripts Holding (1)(2)	62,500	3,386
McKesson (2)	44,700	3,923
UnitedHealth Group	20,000	1,179
		10,152
Health Care Technology 0.0%		
Cerner (1)(2)	200	15
		15
Life Sciences Tools & Services 0.4%		
Thermo Fisher Scientific	20,300	1,144
		1,144
Pharmaceuticals 0.8%		
Allergan	19,800	1,890
Perrigo	700	72

Shire, ADR	600	57
		2,019
Total Health Care		26,466
INDUSTRIALS & BUSINESS SERVICES 13.9%		
Aerospace & Defense 3.7%		
Boeing	25,000	1,859
Honeywell International	33,800	2,064
Precision Castparts	23,500	4,063
United Technologies	24,600	2,040
		10,026
Air Freight & Logistics 1.9%		
C.H. Robinson Worldwide (2)	100	6
Expeditors International of Washington	19,600	912
FedEx	44,800	4,120
		5,038
Electrical Equipment 0.2%		
Roper Industries	6,900	684
		684
Industrial Conglomerates 3.4%		
3M	2,300	205
Danaher	157,400	8,815
GE	13,300	267
		9,287
Machinery 0.7%		
Caterpillar	8,900	948
Cummins	3,600	432
Deere	300	24
Joy Global	400	30

Stanley Black & Decker	5,500	423
		1,857
Road & Rail 1.9%		
J.B. Hunt Transport Services	6,400	348
Kansas City Southern Industries (1)	9,800	703
Union Pacific	37,500	4,030
		5,081
Trading Companies & Distributors 2.1%		
Fastenal	69,200	3,744
W. W. Grainger	8,400	1,804
		5,548
Total Industrials & Business Services		37,521
INFORMATION TECHNOLOGY 32.8%		
Communications Equipment 3.1%		
Juniper Networks (1)	71,100	1,627
Qualcomm	99,600	6,775
		8,402
Computers & Peripherals 11.8%		
Apple (1)	47,100	28,235
EMC (1)(2)	125,100	3,738
		31,973
Internet Software & Services 9.9%		
Baidu, ADR (1)	43,300	6,312
eBay (1)	84,800	3,128
Facebook, Class A, Acquisition Date: 8/12 – 12/29/11 Acquisition Cost $362 (1)(3)	12,223	381
Facebook, Class B, Acquisition Date: 3/31 – 5/19/11 Acquisition Cost $870 (1)(3)	34,792	1,084
Google, Class A (1)	19,300	12,376
LinkedIn (1)	8,700	887

Tencent Holdings (HKD)	91,300	2,549
		26,717
IT Services 4.3%		
Accenture, Class A	10,400	671
Fiserv (1)	3,200	222
IBM	300	63
MasterCard, Class A	17,300	7,275
Visa, Class A	28,800	3,398
		11,629
Semiconductor & Semiconductor Equipment 2.2%		
Altera	16,600	661
Broadcom, Class A	95,500	3,753
Xilinx (2)	41,340	1,506
		5,920
Software 1.5%		
Autodesk (1)	36,100	1,528
Intuit	11,900	715
Microsoft	1,620	52
Salesforce.com (1)(2)	11,000	1,700
		3,995
Total Information Technology		88,636
MATERIALS 3.9%		
Chemicals 3.9%		
Air Products & Chemicals	8,900	817
Ecolab	7,000	432
Monsanto	25,800	2,058
Potash Corporation of Saskatchewan	100	4
Praxair	50,800	5,824

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of March 30, 2012, the last business day in the fund’s fiscal period ended March 31, 2012. Some foreign markets were open between March 30 and the close of the fund’s reporting period on March 31, but any differences in values and foreign exchange rates subsequent to March 30 through March 31 were immaterial to the fund’s financial statements.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices. Additionally, trading in the underlying securities of the fund may take place in various foreign markets on certain days when the fund is not open for business and does not calculate a net asset value. As a result, net asset values may be significantly affected on days when shareholders cannot make transactions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at March 31, 2012, totaled $0 for the three months ended March 31, 2012.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying portfolio of investments, but collateral received in the form of securities are not. On March 31, 2012, the value of cash collateral investments was $8,923,000 and the value of loaned securities was $8,764,000.

NOTE 4 – FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $202,801,000. Net unrealized gain aggregated $77,818,000 at period-end, of which $79,014,000 related to appreciated investments and $1,196,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 18, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 18, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 18, 2012